UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments:

Putnam VT Global Asset Allocation Fund

The fund's portfolio
3/31/15 (Unaudited)

COMMON STOCKS (56.9%)(a)
			Shares	Value

Basic materials (2.5%)

Aceto Corp.			521	$11,462

Akzo Nobel NV (Netherlands)			433	32,780

Amcor, Ltd. (Australia)			5,432	57,958

Andersons, Inc. (The)			492	20,354

Antofagasta PLC (United Kingdom)			3,194	34,445

ArcelorMittal SA (France)			4,661	43,850

Assa Abloy AB Class B (Sweden)			442	26,344

BASF SE (Germany)			928	92,342

BHP Billiton PLC (Australia)			2,354	51,109

BHP Billiton, Ltd. (Australia)			3,572	83,190

Boise Cascade Co.(NON)			520	19,479

Cabot Corp.			349	15,705

Cambrex Corp.(NON)			2,535	100,462

Compagnie De Saint-Gobain (France)			260	11,407

Constellium NV Class A (Netherlands)(NON)			1,985	40,335

Continental Building Products, Inc.(NON)			1,951	44,073

CRH PLC (Ireland)			373	9,712

Croda International PLC (United Kingdom)			426	17,292

Domtar Corp. (Canada)			772	35,682

EMS-Chemie Holding AG (Switzerland)			138	56,135

Glencore PLC (United Kingdom)			13,800	58,098

Hitachi Metals, Ltd. (Japan)			5,000	76,887

Innophos Holdings, Inc.			439	24,742

Innospec, Inc.			602	27,927

IRB Infrastructure Developers, Ltd. (India)			3,703	14,428

Kaiser Aluminum Corp.			500	38,445

KapStone Paper and Packaging Corp.			1,354	44,465

Koninklijke Boskalis Westminster NV (Netherlands)			1,226	60,368

Kraton Performance Polymers, Inc.(NON)			551	11,136

L.B. Foster Co. Class A			302	14,339

Limoneira Co.			405	8,829

LSB Industries, Inc.(NON)(S)			1,307	54,018

LyondellBasell Industries NV Class A			11,700	1,027,260

Matrix Service Co.(NON)			841	14,768

Minerals Technologies, Inc.			233	17,032

Monsanto Co.			213	23,971

Mota-Engil Africa NV (Angola)(NON)			495	4,147

Mota-Engil SGPS SA (Portugal)(S)			6,309	23,302

Nippon Paint Holdings Co., Ltd. (Japan)			2,800	102,564

NN, Inc.			1,514	37,971

OM Group, Inc.			620	18,619

PolyOne Corp.			975	36,416

Rio Tinto PLC (United Kingdom)			1,225	50,044

SBA Communications Corp. Class A(NON)			4,200	491,820

Sherwin-Williams Co. (The)			3,000	853,500

Sumitomo Metal Mining Co., Ltd. (Japan)			4,000	58,554

Symrise AG (Germany)			548	34,662

Syngenta AG (Switzerland)			199	67,686

ThyssenKrupp AG (Germany)			4,046	106,242

Trex Co., Inc.(NON)			516	28,137

U.S. Silica Holdings, Inc.			571	20,333

UPM-Kymmene OYJ (Finland)			4,168	81,150

Wendel SA (France)			508	60,558

Zep, Inc.			1,209	20,589

				4,417,123
Capital goods (4.3%)

ABB, Ltd. (Switzerland)			3,676	77,993

Airbus Group NV (France)			1,229	79,861

Allison Transmission Holdings, Inc.			4,500	143,730

Altra Industrial Motion Corp.			1,190	32,892

American Axle & Manufacturing Holdings, Inc.(NON)			557	14,387

Astronics Corp.(NON)			163	12,013

Atlas Copco AB Class A (Sweden)			3,896	126,167

AZZ, Inc.			350	16,307

BAE Systems PLC (United Kingdom)			13,332	103,364

Ball Corp.			4,600	324,944

Bombardier, Inc. Class B (Canada)(S)			8,646	17,066

Canon, Inc. (Japan)			2,300	81,337

Caterpillar, Inc.			4,900	392,147

Chase Corp.			612	26,763

Cooper-Standard Holding, Inc.(NON)			505	29,896

Crown Holdings, Inc.(NON)			11,300	610,426

Daifuku Co., Ltd. (Japan)			1,800	23,805

Douglas Dynamics, Inc.			963	21,995

Gaztransport Et Technigaz SA (France)			144	8,497

Generac Holdings, Inc.(NON)(S)			472	22,982

Greenbrier Cos., Inc. (The)(S)			836	48,488

Hyster-Yale Materials Holdings, Inc.			234	17,150

IDEX Corp.			2,900	219,907

Illinois Tool Works, Inc.			10,500	1,019,970

Ingersoll-Rand PLC			3,900	265,512

Joy Global, Inc.			3,500	137,130

Kadant, Inc.			670	35,249

Leggett & Platt, Inc.			4,200	193,578

Meritor, Inc.(NON)			2,332	29,407

Middleby Corp. (The)(NON)			275	28,229

Miller Industries, Inc.			748	18,326

Mitsubishi Electric Corp. (Japan)			9,000	107,117

Mobileye NV (Israel)(NON)			245	10,297

MSA Safety, Inc.			301	15,014

Northrop Grumman Corp.			5,500	885,280

Orbital ATK, Inc.			131	10,039

OSRAM Licht AG (Germany)			1,041	51,658

Raytheon Co.			10,541	1,151,604

Rheinmetall AG (Germany)			232	11,227

Roper Industries, Inc.			4,000	688,000

Safran SA (France)			1,807	126,284

Sound Global, Ltd. (China)(F)(NON)			9,000	7,295

Standard Motor Products, Inc.			1,075	45,430

Standex International Corp.(S)			347	28,499

Stoneridge, Inc.(NON)			1,659	18,730

Tenneco, Inc.(NON)			315	18,087

THK Co., Ltd. (Japan)			2,600	66,225

Toshiba Corp. (Japan)			7,000	29,387

Tower International, Inc.(NON)			1,287	34,234

Trinity Industries, Inc.			1,144	40,623

Triumph Group, Inc.(S)			500	29,860

Vinci SA (France)			446	25,524

Wabash National Corp.(NON)			3,084	43,484

				7,623,416
Communication services (1.1%)

ARRIS Group, Inc.(NON)			229	6,617

Bharti Infratel, Ltd. (India)			4,259	26,236

BT Group PLC (United Kingdom)			16,519	107,024

CalAmp Corp.(NON)(S)			1,279	20,707

CenturyLink, Inc.			19,200	663,360

Com Hem Holding AB (Rights) (Sweden)(NON)			3,720	43

Com Hem Holding AB (Sweden)(NON)			4,539	36,830

Deutsche Telekom AG (Germany)			5,204	95,290

EchoStar Corp. Class A(NON)			967	50,013

Frontier Communications Corp.			3,939	27,770

IDT Corp. Class B			717	12,727

Inteliquent, Inc.			1,060	16,684

Iridium Communications, Inc.(NON)			1,755	17,041

Liberty Global PLC Ser. C (United Kingdom)(NON)			626	31,181

magicJack VocalTec, Ltd. (Israel)(NON)(S)			2,703	18,489

NeuStar, Inc. Class A(NON)			733	18,046

Nippon Telegraph & Telephone (NTT) Corp. (Japan)			100	6,162

NTT DoCoMo, Inc. (Japan)			4,400	76,450

Numericable-SFR (France)(NON)			461	25,140

Orange SA (France)			4,590	73,848

Qorvo, Inc.(NON)			1,114	88,786

Quebecor, Inc. Class B (Canada)(S)			775	20,731

ShoreTel, Inc.(NON)			1,888	12,876

Spark New Zealand, Ltd. (New Zealand)			6,615	14,686

Spok Holdings, Inc.			878	16,831

Tele2 AB Class B (Sweden)			1,990	23,795

Telecom Italia SpA RSP (Italy)			54,043	50,825

Telefonica SA (Rights) (Spain)(NON)			4,070	656

Telefonica SA (Spain)			4,070	57,915

Telenor ASA (Norway)			2,829	57,175

Telstra Corp., Ltd. (Australia)			20,427	98,031

Ubiquiti Networks, Inc.			219	6,471

Verizon Communications, Inc.			3,021	146,911

Vodafone Group PLC (United Kingdom)			22,708	74,211

				1,999,558
Conglomerates (0.4%)

AMETEK, Inc.			5,900	309,986

Exor SpA (Italy)			1,108	50,285

Marubeni Corp. (Japan)			2,600	15,043

Mitsubishi Corp. (Japan)			2,600	52,414

Siemens AG (Germany)			1,741	188,489

Vivendi SA (France)			528	13,128

				629,345
Consumer cyclicals (8.2%)

Adidas AG (Germany)			525	41,623

ADT Corp. (The)(S)			4,750	197,220

ANN, Inc.(NON)			874	35,860

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)			1,599	24,154

Babcock International Group PLC (United Kingdom)			3,542	51,671

Bayerische Motoren Werke (BMW) AG (Germany)			660	82,599

Big Lots, Inc.			776	37,271

Bridgestone Corp. (Japan)			800	32,101

Brown Shoe Co., Inc.			1,083	35,522

Brunswick Corp.			341	17,544

Bunzl PLC (United Kingdom)			2,443	66,285

Bureau Veritas SA (France)			2,056	44,189

CaesarStone Sdot-Yam, Ltd. (Israel)(S)			270	16,392

Carmike Cinemas, Inc.(NON)			1,498	50,333

Children's Place, Inc. (The)			538	34,534

Compagnie Financiere Richemont SA (Switzerland)			573	46,130

Compass Group PLC (United Kingdom)			7,519	130,589

Continental AG (Germany)			654	154,907

Cooper Tire & Rubber Co.			1,820	77,969

Corporate Executive Board Co. (The)			215	17,170

Ctrip.com International, Ltd. ADR (China)(NON)			387	22,577

Daimler AG (Registered Shares) (Germany)			255	24,560

Dalata Hotel Group PLC (Ireland)(NON)			3,291	12,920

Dana Holding Corp.(S)			1,206	25,519

Deckers Outdoor Corp.(NON)			1,371	99,905

Deluxe Corp.			1,054	73,021

Denso Corp. (Japan)			1,000	45,655

Dillards, Inc. Class A			365	49,826

Discovery Communications, Inc. Class A(NON)			7,800	239,928

Elis SA (France)(NON)			575	9,534

Ennis, Inc.			909	12,835

Entravision Communications Corp. Class A			5,784	36,613

Eros International PLC(NON)			652	11,390

Expedia, Inc.(S)			2,650	249,445

Experian PLC (United Kingdom)			3,946	65,349

Five Below, Inc.(NON)			393	13,979

Fuji Heavy Industries, Ltd. (Japan)			3,500	116,369

G&K Services, Inc. Class A			416	30,172

Gap, Inc. (The)			5,900	255,647

Geberit International AG (Switzerland)			202	75,830

General Motors Co.			5,500	206,250

Gerry Weber International AG (Germany)			522	18,073

Global Cash Access Holdings, Inc.(NON)			2,011	15,324

Global Mediacom Tbk PT (Indonesia)			107,600	14,386

Green Dot Corp. Class A(NON)			633	10,077

Hanesbrands, Inc.			13,500	452,385

Harley-Davidson, Inc.			6,200	376,588

Harman International Industries, Inc.			400	53,452

Hilton Worldwide Holdings, Inc.(NON)			21,000	622,020

Home Depot, Inc. (The)			15,300	1,738,233

Horizon Pharma PLC(NON)			841	21,841

Iconix Brand Group, Inc.(NON)			1,034	34,815

ITV PLC (United Kingdom)			30,115	112,927

KAR Auction Services, Inc.			1,086	41,192

Kimberly-Clark Corp.			10,300	1,103,233

Kingfisher PLC (United Kingdom)			2,348	13,250

Landauer, Inc.(S)			808	28,393

Lear Corp.			2,700	299,214

Lions Gate Entertainment Corp.(S)			1,655	56,138

Live Nation Entertainment, Inc.(NON)			1,158	29,216

Lowe's Cos., Inc.			12,600	937,314

Luxottica Group SpA (Italy)			489	31,046

Macy's, Inc.			6,800	441,388

Marcus Corp.			1,451	30,892

Marriott International, Inc./MD Class A			4,700	377,504

Marriott Vacations Worldwide Corp.			376	30,475

Mediaset SpA (Italy)(NON)			2,754	12,550

Melco Crown Entertainment, Ltd. ADR (Hong Kong)			500	10,730

Men's Wearhouse, Inc. (The)			742	38,732

MGM China Holdings, Ltd. (Hong Kong)			22,800	42,786

Mitra Adiperkasa Tbk PT (Indonesia)			31,800	12,739

Moncler SpA (Italy)			1,449	24,290

Monster Worldwide, Inc.(NON)			6,600	41,844

National CineMedia, Inc.			2,889	43,624

Next PLC (United Kingdom)			1,369	142,637

Nissan Motor Co., Ltd. (Japan)			3,100	31,611

Nu Skin Enterprises, Inc. Class A			657	39,558

NVR, Inc.(NON)			100	132,866

Omnicom Group, Inc.			5,600	436,688

OPAP SA (Greece)			1,279	11,992

Oxford Industries, Inc.			506	38,178

Panasonic Corp. (Japan)			9,700	127,356

PGT, Inc.(NON)			3,290	36,766

Pitney Bowes, Inc.			944	22,014

ProSiebenSat.1 Media AG (Germany)			543	26,684

RE/MAX Holdings, Inc. Class A			993	32,978

Remy International, Inc.			621	13,792

Renault SA (France)			705	64,250

Scripps Networks Interactive Class A			2,700	185,112

SeaWorld Entertainment, Inc.			1,607	30,983

Securitas AB Class B (Sweden)			5,562	79,819

Select Comfort Corp.(NON)			664	22,888

Sequential Brands Group, Inc.(NON)			1,517	16,232

Shimano, Inc. (Japan)			900	133,980

SJM Holdings, Ltd. (Hong Kong)			16,000	20,852

Skechers U.S.A., Inc. Class A(NON)			138	9,924

Sohgo Security Services Co., Ltd. (Japan)			500	17,062

Sports Direct International PLC (United Kingdom)(NON)			2,209	19,886

Starz Class A(NON)			3,200	110,112

Steven Madden, Ltd.(NON)			385	14,630

Suzuki Motor Corp. (Japan)			3,900	117,323

Swatch Group AG (The) (Switzerland)			102	43,221

Tata Motors, Ltd. (India)			3,368	29,389

Thomas Cook Group PLC (United Kingdom)(NON)			17,544	37,788

Time Warner, Inc.			9,700	819,068

TiVo, Inc.(NON)			3,515	37,294

Toyota Industries Corp. (Japan)			600	34,386

Toyota Motor Corp. (Japan)			3,900	272,187

TUI AG (Germany)			3,311	58,225

Vail Resorts, Inc.			162	16,754

Valeo SA (France)			431	64,431

VF Corp.			1,400	105,434

Viacom, Inc. Class B			8,000	546,400

Vista Outdoor, Inc.(NON)			260	11,133

Visteon Corp.(NON)			225	21,690

WH Smith PLC (United Kingdom)			966	18,604

WPP PLC (United Kingdom)			2,563	58,125

Wyndham Worldwide Corp.			4,200	379,974

Yamaha Motor Co., Ltd. (Japan)			1,900	45,883

				14,524,217
Consumer staples (5.0%)

Affinity Education Group, Ltd. (Rights) (Australia)			3,581	—

Affinity Education Group, Ltd. (Australia)(NON)			9,401	7,910

Anheuser-Busch InBev NV (Belgium)			1,692	206,975

Associated British Foods PLC (United Kingdom)			953	39,815

Avon Products, Inc.			594	4,746

Barry Callebaut AG (Switzerland)			45	44,040

Beacon Roofing Supply, Inc.(NON)			904	28,295

Bloomin' Brands, Inc.			847	20,608

Bright Horizons Family Solutions, Inc.(NON)			293	15,022

British American Tobacco PLC (United Kingdom)			1,542	79,668

Britvic PLC (United Kingdom)			1,058	11,462

Bunge, Ltd.			4,900	403,564

Cal-Maine Foods, Inc.			709	27,694

Calbee, Inc. (Japan)			2,500	108,678

Carrefour SA (France)			2,172	72,412

Colgate-Palmolive Co.			3,100	214,954

Core-Mark Holding Co., Inc.			459	29,523

Coty, Inc. Class A(NON)(S)			2,933	71,184

CVS Health Corp.			17,200	1,775,212

Diageo PLC (United Kingdom)			2,096	57,793

Distribuidora Internacional de Alimentacion SA (Spain)			6,139	47,991

Dr. Pepper Snapple Group, Inc.			9,600	753,408

Energizer Holdings, Inc.			1,200	165,660

Farmer Bros Co.(NON)			389	9,628

G8 Education, Ltd. (Australia)			2,831	7,191

Geo Group, Inc. (The)(R)			258	11,285

Grand Canyon Education, Inc.(NON)			845	36,589

GrubHub, Inc.(NON)			378	17,157

Heineken Holding NV (Netherlands)			1,075	74,079

Henkel AG & Co. KGaA (Preference) (Germany)			466	54,885

Imperial Tobacco Group PLC (United Kingdom)			1,868	82,003

ITOCHU Corp. (Japan)			900	9,758

ITT Educational Services, Inc.(NON)(S)			478	3,246

Jack in the Box, Inc.			234	22,445

Japan Tobacco, Inc. (Japan)			2,800	88,469

John B Sanfilippo & Son, Inc.			1,163	50,125

Kao Corp. (Japan)			2,200	109,840

Kerry Group PLC Class A (Ireland)			757	50,844

Kforce, Inc.			1,340	29,895

Koninklijke Ahold NV (Netherlands)			5,189	102,367

Korn/Ferry International(NON)			717	23,568

Krispy Kreme Doughnuts, Inc.(NON)			674	13,473

L'Oreal SA (France)			406	74,755

Liberty Ventures Ser. A(NON)			2,500	105,025

ManpowerGroup, Inc.			4,600	396,290

Mondelez International, Inc. Class A			34,900	1,259,541

Monster Beverage Corp.(NON)			4,700	650,457

Nestle SA (Switzerland)			4,441	335,293

New Oriental Education & Technology Group, Inc. ADR (China)(NON)			625	13,856

Nutraceutical International Corp.(NON)			504	9,929

On Assignment, Inc.(NON)			1,159	44,471

Papa John's International, Inc.			468	28,927

Philip Morris International, Inc.			5,518	415,671

Pinnacle Foods, Inc.			753	30,730

Popeyes Louisiana Kitchen, Inc.(NON)			536	32,064

Reckitt Benckiser Group PLC (United Kingdom)			693	59,393

Recruit Holdings Co., Ltd. (Japan)(NON)			500	15,621

SABMiller PLC (United Kingdom)			1,025	53,637

Sanderson Farms, Inc.			290	23,099

Seven & i Holdings Co., Ltd. (Japan)			300	12,624

Shutterfly, Inc.(NON)			159	7,193

Sonic Corp.			1,056	33,475

SpartanNash Co.			1,066	33,643

TrueBlue, Inc.(NON)			1,807	44,000

Unilever NV ADR (Netherlands)			1,555	65,052

Unilever PLC (United Kingdom)			1,263	52,678

USANA Health Sciences, Inc.(NON)			159	17,668

WH Group, Ltd. 144A (Hong Kong)(NON)			31,496	17,882

WM Morrison Supermarkets PLC (United Kingdom)			1,382	3,950

Wolseley PLC (United Kingdom)			731	43,237

Woolworths, Ltd. (Australia)			1,035	23,181

				8,886,803
Energy (4.1%)

Amec Foster Wheeler PLC (United Kingdom)			4,329	58,027

Baker Hughes, Inc.			6,000	381,480

BG Group PLC (United Kingdom)			6,879	84,506

BP PLC (United Kingdom)			22,661	146,413

Callon Petroleum Co.(NON)			4,723	35,281

Delek US Holdings, Inc.			773	30,727

EnCana Corp. (Canada)			1,322	14,759

EP Energy Corp. Class A(NON)			1,722	18,047

Exxon Mobil Corp.			7,904	671,840

Ezion Holdings, Ltd. (Singapore)			30,280	23,684

Genel Energy PLC (United Kingdom)(NON)			2,589	18,059

Green Plains, Inc.			1,055	30,087

Gulfport Energy Corp.(NON)			262	12,028

Halliburton Co.			9,300	408,084

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)			2,494	100

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			2,494	100

Marathon Petroleum Corp.			8,400	860,076

Northern Oil and Gas, Inc.(NON)			5,622	43,346

Oil States International, Inc.(NON)			1,500	59,655

Phillips 66			13,300	1,045,380

REX American Resources Corp.(NON)(S)			475	28,885

Rosetta Resources, Inc.(NON)			260	4,425

Royal Dutch Shell PLC Class A (United Kingdom)			3,678	109,306

Royal Dutch Shell PLC Class A (United Kingdom)			2,385	71,223

Royal Dutch Shell PLC Class B (United Kingdom)			3,351	104,102

Schlumberger, Ltd.			13,800	1,151,472

SM Energy Co.			440	22,739

Statoil ASA (Norway)			4,439	78,431

Stone Energy Corp.(NON)			709	10,408

Suncor Energy, Inc. (Canada)			971	28,374

Superior Energy Services, Inc.			15,500	346,270

Total SA (France)			2,888	143,682

Triangle Petroleum Corp.(NON)(S)			3,262	16,408

Unit Corp.(NON)			347	9,709

Vaalco Energy, Inc.(NON)			2,082	5,101

Valero Energy Corp.			18,000	1,145,160

W&T Offshore, Inc.			727	3,715

Whiting Petroleum Corp.(NON)			672	20,765

Woodside Petroleum, Ltd. (Australia)			1,740	45,519

				7,287,373
Financials (10.6%)

Access National Corp.			591	11,075

ACE, Ltd.			166	18,507

Admiral Group PLC (United Kingdom)			1,084	24,567

AG Mortgage Investment Trust, Inc.(R)			357	6,726

Ageas (Belgium)			2,103	75,505

Agree Realty Corp.(R)			597	19,683

AIA Group, Ltd. (Hong Kong)			33,400	209,335

Allianz SE (Germany)			789	137,098

Allied World Assurance Co. Holdings AG			1,201	48,520

American Capital Agency Corp.(R)			11,700	249,561

American Equity Investment Life Holding Co.			1,398	40,724

American International Group, Inc.			900	49,311

Amtrust Financial Services, Inc.			799	45,531

Aon PLC			8,800	845,856

Apollo Commercial Real Estate Finance, Inc.(R)			902	15,496

Apollo Residential Mortgage, Inc.(R)			136	2,167

Arlington Asset Investment Corp. Class A			410	9,865

ARMOUR Residential REIT, Inc.(R)			1,894	6,004

Ashford Hospitality Trust, Inc.(R)			2,225	21,405

Ashford, Inc.(NON)			26	3,088

Aspen Insurance Holdings, Ltd.			1,200	56,676

Assicurazioni Generali SpA (Italy)			4,621	90,938

Australia & New Zealand Banking Group, Ltd. (Australia)			2,197	61,231

AXA SA (France)			3,565	89,897

Axis Capital Holdings, Ltd.			3,600	185,688

Banca Popolare di Milano Scarl (Italy)(NON)			24,618	24,836

Banco Bilbao Vizcaya Argentaria SA (Rights) (Spain)(NON)			6,919	997

Banco Bilbao Vizcaya Argentaria SA (Spain)			6,919	69,826

Banco Latinoamericano de Exportaciones SA Class E (Panama)			1,333	43,709

Banco Santander SA (Spain)			10,246	77,060

Bank of Ireland (Ireland)(NON)			141,189	53,553

Bank of New York Mellon Corp. (The)			14,800	595,552

Bank of Queensland, Ltd. (Australia)			2,769	29,030

Bank of Yokohama, Ltd. (The) (Japan)			11,000	64,320

Bankia SA (Spain)(NON)			36,039	50,173

Barclays PLC (United Kingdom)			8,238	29,559

BNP Paribas SA (France)			1,286	78,212

BofI Holding, Inc.(NON)(S)			416	38,705

Cardinal Financial Corp.			1,162	23,217

CBL & Associates Properties, Inc.(R)			794	15,721

CBRE Group, Inc. Class A(NON)			14,000	541,940

Challenger, Ltd. (Australia)			12,051	65,620

Citizens & Northern Corp.			752	15,175

CNO Financial Group, Inc.			1,480	25,486

CNP Assurances (France)			5,750	100,583

Commonwealth Bank of Australia (Australia)			2,916	206,916

Credicorp, Ltd. (Peru)			144	20,251

Credit Acceptance Corp.(NON)			154	30,030

Credit Agricole SA (France)			7,215	106,076

Credit Suisse Group AG (Switzerland)			1,291	34,756

Customers Bancorp, Inc.			1,554	37,855

CYS Investments, Inc.(R)			1,132	10,086

DAMAC Properties Dubai Co. PJSC (United Arab Emirates)(NON)			18,989	10,599

DBS Group Holdings, Ltd. (Singapore)			5,100	75,468

Deutsche Bank AG (Germany)			1,669	58,068

Dewan Housing Finance Corp., Ltd. (India)			1,333	9,949

Dexus Property Group (Australia)(R)			10,171	58,547

DNB ASA (Norway)			1,257	20,232

Dubai Islamic Bank PJSC (United Arab Emirates)(NON)			7,155	12,064

East West Bancorp, Inc.			410	16,589

Education Realty Trust, Inc.(R)			1,143	40,439

Emlak Konut Gayrimenkul Yatirim Ortakligi AS (Turkey)(R)			14,190	16,067

Employers Holdings, Inc.			1,580	42,644

Encore Capital Group, Inc.(NON)			860	35,767

EPR Properties(R)			337	20,230

Equity Commonwealth(NON)(R)			802	21,293

Equity Lifestyle Properties, Inc.(R)			1,200	65,940

Essent Group, Ltd. (Bermuda)(NON)			524	12,529

Eurazeo SA (France)			523	35,879

Everest Re Group, Ltd.			1,400	243,600

Farmers Capital Bank Corp.(NON)			538	12,509

FCB Financial Holdings, Inc. Class A(NON)			1,144	31,311

Federal Agricultural Mortgage Corp. Class C			536	15,110

Federated National Holding Co.			1,805	55,233

Financial Institutions, Inc.			775	17,771

First Community Bancshares, Inc.			736	12,902

First Industrial Realty Trust(R)			714	15,301

First NBC Bank Holding Co.(NON)			837	27,604

FirstMerit Corp.			912	17,383

Flushing Financial Corp.			756	15,173

Foxtons Group PLC (United Kingdom)			5,844	17,789

Gain Capital Holdings, Inc.			2,018	19,716

Genworth Financial, Inc. Class A(NON)			2,819	20,607

Goldman Sachs Group, Inc. (The)			7,400	1,390,978

GPT Group (Australia)(R)			20,155	70,013

Grupo Financiero Banorte SAB de CV (Mexico)			2,870	16,640

Hammerson PLC (United Kingdom)(R)			4,984	49,131

Hang Seng Bank, Ltd. (Hong Kong)			4,600	83,278

Hanmi Financial Corp.			1,531	32,381

HCI Group, Inc.			798	36,604

Heartland Financial USA, Inc.			524	17,098

Heritage Financial Group, Inc.			758	20,640

Heritage Insurance Holdings, Inc.(NON)			1,828	40,234

Hersha Hospitality Trust(R)			4,933	31,917

Hibernia REIT PLC (Ireland)(R)			47,910	60,217

HSBC Holdings PLC (United Kingdom)			19,696	167,616

ING Groep NV GDR (Netherlands)(NON)			6,574	96,423

Insurance Australia Group, Ltd. (Australia)			17,606	81,604

Intact Financial Corp. (Canada)			216	16,273

Invesco Mortgage Capital, Inc.(R)			574	8,914

Investors Real Estate Trust(R)			1,613	12,098

Japan Hotel REIT Investment Corp. (Japan)(R)			16	11,386

Jones Lang LaSalle, Inc.			1,400	238,560

Joyo Bank, Ltd. (The) (Japan)			11,000	56,618

JPMorgan Chase & Co.			29,343	1,777,599

KCG Holdings, Inc. Class A(NON)			2,842	34,843

Kennedy-Wilson Holdings, Inc.			536	14,011

KeyCorp			29,400	416,304

KKR & Co. LP			832	18,978

Legal & General Group PLC (United Kingdom)			20,085	82,906

Lexington Realty Trust(R)			3,121	30,679

Lloyds Banking Group PLC (United Kingdom)(NON)			139,760	162,216

LTC Properties, Inc.(R)			837	38,502

Maiden Holdings, Ltd. (Bermuda)			1,282	19,012

MainSource Financial Group, Inc.			1,151	22,606

Meta Financial Group, Inc.			425	16,885

Metro Bank PLC (acquired 01/15/14, cost $19,115) (Private) (United Kingdom)(F)(RES)(NON)			898	18,916

MFA Financial, Inc.(R)			1,899	14,926

Mitsubishi Estate Co., Ltd. (Japan)			2,000	46,422

Mitsubishi UFJ Financial Group, Inc. (Japan)			14,100	87,301

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)			14,200	70,341

Mitsui Fudosan Co., Ltd. (Japan)			1,000	29,389

Mizuho Financial Group, Inc. (Japan)			7,400	13,016

Morgan Stanley			16,700	596,023

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)			263	56,756

National Australia Bank, Ltd. (Australia)			2,410	70,559

National Health Investors, Inc.(R)			468	33,233

Natixis SA (France)			5,838	43,596

Nelnet, Inc. Class A			862	40,790

New Residential Investment Corp.(R)			3,475	52,229

Oberoi Realty, Ltd. (India)			4,349	19,735

OFG Bancorp (Puerto Rico)			702	11,457

One Liberty Properties, Inc.(R)			781	19,072

Opus Bank			668	20,628

Outfront Media, Inc.(R)			4,310	128,955

Pacific Premier Bancorp, Inc.(NON)			715	11,576

PacWest Bancorp			667	31,276

PartnerRe, Ltd.			2,700	308,691

Peoples Bancorp, Inc.			716	16,926

PHH Corp.(NON)			618	14,937

Plus500, Ltd. (United Kingdom)(S)			1,244	12,593

PNC Financial Services Group, Inc.			13,100	1,221,444

Popular, Inc. (Puerto Rico)(NON)			606	20,840

Post Properties, Inc.(R)			569	32,393

PRA Group, Inc.(NON)			447	24,281

Prudential PLC (United Kingdom)			6,449	159,679

Public Storage(R)			3,500	689,990

Ramco-Gershenson Properties Trust(R)			903	16,796

Regional Management Corp.(NON)			840	12,398

Regus PLC (United Kingdom)			12,123	39,127

Reinsurance Group of America, Inc. Class A			2,300	214,337

Republic Bancorp, Inc. Class A			468	11,574

Resona Holdings, Inc. (Japan)			21,500	106,884

Scentre Group (Australia)(R)			5,052	14,354

SCOR SE (France)			491	16,584

Select Income REIT(R)			585	14,619

Skandinaviska Enskilda Banken AB (Sweden)			6,049	70,761

Sovran Self Storage, Inc.(R)			105	9,864

St James's Place PLC (United Kingdom)			1,065	14,736

Starwood Property Trust, Inc.(R)			448	10,886

State Street Corp.			14,500	1,066,185

Sumitomo Mitsui Financial Group, Inc. (Japan)			2,400	91,966

Sumitomo Realty & Development Co., Ltd. (Japan)			1,000	36,010

Sumitomo Warehouse Co., Ltd. (The) (Japan)			6,000	33,235

Summit Hotel Properties, Inc.(R)			2,011	28,295

Swedbank AB Class A (Sweden)(NON)			2,916	69,696

Symetra Financial Corp.			1,268	29,747

Talmer Bancorp, Inc. Class A			1,234	18,899

Taubman Centers, Inc.(R)			800	61,704

Tokyo Tatemono Co., Ltd. (Japan)			11,000	80,615

Turkiye Garanti Bankasi AS (Turkey)			4,287	14,025

Two Harbors Investment Corp.(R)			26,500	281,430

UBS Group AG (Switzerland)			5,182	97,254

UniCredit SpA (Italy)			8,037	54,513

United Community Banks, Inc.			756	14,273

United Insurance Holdings Corp.			2,059	46,328

United Overseas Bank, Ltd. (Singapore)			800	13,393

Universal Health Realty Income Trust(R)			200	11,250

Virgin Money Holdings UK PLC (United Kingdom)(NON)			5,290	31,225

Visa, Inc. Class A			3,100	202,771

Vornado Realty Trust(R)			1,100	123,200

Wells Fargo & Co.			8,085	439,824

Westfield Group (Australia)			3,593	26,066

Westpac Banking Corp. (Australia)			2,690	80,479

Wheelock and Co., Ltd. (Hong Kong)			18,000	91,883

XL Group PLC(S)			9,000	331,200

				18,807,531
Health care (8.1%)

ACADIA Pharmaceuticals, Inc.(NON)(S)			613	19,978

Accuray, Inc.(NON)			1,678	15,605

Actavis PLC(NON)			150	44,643

Actelion, Ltd. (Switzerland)			1,015	117,524

Akorn, Inc.(NON)			228	10,832

Alere, Inc.(NON)			1,425	69,683

Alkermes PLC(NON)			241	14,694

AMAG Pharmaceuticals, Inc.(NON)			1,931	105,548

Amedisys, Inc.(NON)			678	18,157

AmSurg Corp.(NON)			553	34,021

Anthem, Inc.			6,100	941,901

Applied Genetic Technologies Corp.(NON)			559	11,174

ARIAD Pharmaceuticals, Inc.(NON)(S)			6,911	56,947

Asaleo Care, Ltd. (Australia)			3,926	5,645

Astellas Pharma, Inc. (Japan)			11,500	188,446

AstraZeneca PLC (United Kingdom)			2,841	194,779

AtriCure, Inc.(NON)			705	14,445

Bayer AG (Germany)			1,640	246,419

BioDelivery Sciences International, Inc.(NON)			1,408	14,784

Biospecifics Technologies Corp.(NON)			324	12,685

C.R. Bard, Inc.			2,600	435,110

Cardinal Health, Inc.			7,000	631,890

Cardiome Pharma Corp. (Canada)(NON)			3,445	31,901

Celgene Corp.(NON)			8,672	999,708

Centene Corp.(NON)			340	24,035

Charles River Laboratories International, Inc.(NON)			1,800	142,722

Chemed Corp.			602	71,879

China Biologic Products, Inc. (China)(NON)			217	20,726

China Pioneer Pharma Holdings, Ltd. (China)			24,000	15,307

Coloplast A/S Class B (Denmark)			1,557	117,824

Computer Programs & Systems, Inc.			146	7,922

Conatus Pharmaceuticals, Inc.(NON)			254	1,808

Conmed Corp.			580	29,284

DexCom, Inc.(NON)			328	20,448

Dyax Corp.(NON)			1,183	19,821

Dynavax Technologies Corp.(NON)(S)			1,752	39,297

Edwards Lifesciences Corp.(NON)			3,600	512,856

Emergent BioSolutions, Inc.(NON)			954	27,437

Enanta Pharmaceuticals, Inc.(NON)			235	7,196

Gilead Sciences, Inc.(NON)			3,880	380,744

GlaxoSmithKline PLC (United Kingdom)			6,242	142,941

Globus Medical, Inc. Class A(NON)			736	18,577

Greatbatch, Inc.(NON)			872	50,445

Grifols SA ADR (Spain)			609	19,981

Health Net, Inc./CA(NON)			1,958	118,439

HealthEquity, Inc.(NON)			886	22,141

HealthSouth Corp.			841	37,307

Hill-Rom Holdings, Inc.			789	38,661

Hisamitsu Pharmaceutical Co., Inc. (Japan)			900	36,966

Hua Han Bio-Pharmaceutical Holdings, Ltd. (China)			44,000	10,482

Hyperion Therapeutics, Inc.(NON)			671	30,799

ICU Medical, Inc.(NON)			647	60,262

Impax Laboratories, Inc.(NON)			937	43,917

Indivior PLC (United Kingdom)(NON)			647	1,820

Inovio Pharmaceuticals, Inc.(NON)			431	3,517

Insulet Corp.(NON)			441	14,707

Insys Therapeutics, Inc.(NON)			660	38,366

Intuitive Surgical, Inc.(NON)			500	252,515

Isis Pharmaceuticals, Inc.(NON)(S)			489	31,135

Jazz Pharmaceuticals PLC(NON)(S)			873	150,846

Johnson & Johnson			12,510	1,258,506

Kindred Healthcare, Inc.			951	22,624

Ligand Pharmaceuticals, Inc.(NON)			141	10,873

McKesson Corp.			4,500	1,017,900

Medicines Co. (The)(NON)			562	15,747

Merck & Co., Inc.			26,518	1,524,255

Merck KGaA (Germany)			553	62,063

Merrimack Pharmaceuticals, Inc.(NON)(S)			1,746	20,742

Mettler-Toledo International, Inc.(NON)			500	164,325

MiMedx Group, Inc.(NON)			1,576	16,390

Nektar Therapeutics(NON)(S)			1,184	13,024

Novartis AG (Switzerland)			1,735	171,573

Novo Nordisk A/S Class B (Denmark)			2,172	116,216

Omega Healthcare Investors, Inc.(R)			399	16,187

OncoMed Pharmaceuticals, Inc.(NON)			355	9,152

OraSure Technologies, Inc.(NON)			2,693	17,612

Otsuka Holdings Company, Ltd. (Japan)			2,100	65,770

Pacira Pharmaceuticals, Inc.(NON)			176	15,638

Pfizer, Inc.			54,923	1,910,771

POZEN, Inc.(NON)			2,368	18,281

Prestige Brands Holdings, Inc.(NON)			720	30,881

Prothena Corp. PLC (Ireland)(NON)			1,300	49,582

Providence Service Corp. (The)(NON)			554	29,428

PTC Therapeutics, Inc.(NON)			216	13,144

Puma Biotechnology, Inc.(NON)			72	17,000

RadNet, Inc.(NON)			2,221	18,656

Receptos, Inc.(NON)			222	36,606

Repligen Corp.(NON)			838	25,442

Retrophin, Inc.(NON)			445	10,662

Roche Holding AG-Genusschein (Switzerland)			661	182,266

Sanofi (France)			1,986	195,425

Select Medical Holdings Corp.			2,418	35,859

Shionogi & Co., Ltd. (Japan)			500	16,684

Shire PLC (United Kingdom)			1,358	107,989

Sientra, Inc.(NON)			363	6,966

Spectranetics Corp. (The)(NON)			749	26,035

STAAR Surgical Co.(NON)			1,256	9,332

Steris Corp.			215	15,108

Sucampo Pharmaceuticals, Inc. Class A(NON)			1,215	18,905

Surgical Care Affiliates, Inc.(NON)			799	27,430

Suzuken Co., Ltd. (Japan)			680	20,767

Takeda Pharmaceutical Co., Ltd. (Japan)			700	34,989

TESARO, Inc.(NON)			335	19,229

Threshold Pharmaceuticals, Inc.(NON)			1,923	7,807

Trevena, Inc.(NON)			961	6,266

Trinity Biotech PLC ADR (Ireland)			467	8,990

Triple-S Management Corp. Class B (Puerto Rico)(NON)			398	7,912

UCB SA (Belgium)			422	30,410

West Pharmaceutical Services, Inc.			762	45,880

XenoPort, Inc.(NON)			3,099	22,065

				14,345,013
Technology (9.6%)

Activision Blizzard, Inc.			20,000	454,500

Advanced Energy Industries, Inc.(NON)			1,424	36,540

Alcatel-Lucent (France)(NON)			10,254	38,805

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			284	23,640

Amdocs, Ltd.			6,000	326,400

AOL, Inc.(NON)			922	36,520

Apple, Inc.			23,704	2,949,489

ASML Holding NV (Netherlands)			927	94,456

Aspen Technology, Inc.(NON)			454	17,474

Avago Technologies, Ltd.			4,200	533,316

AVG Technologies NV (Netherlands)(NON)			675	14,614

Broadcom Corp. Class A			19,200	831,264

Brother Industries, Ltd. (Japan)			4,500	71,655

CACI International, Inc. Class A(NON)			504	45,320

Cavium, Inc.(NON)			140	9,915

Ceva, Inc.(NON)			957	20,403

Cirrus Logic, Inc.(NON)			528	17,561

Computer Sciences Corp.			8,900	580,992

Constant Contact, Inc.(NON)			432	16,507

Cornerstone OnDemand, Inc.(NON)			447	12,914

Cray, Inc.(NON)			537	15,079

Cypress Semiconductor Corp.(NON)			3,880	54,747

DSP Group, Inc.(NON)			2,613	31,304

Dun & Bradstreet Corp. (The)			2,400	308,064

eBay, Inc.(NON)			23,000	1,326,640

Electronic Arts, Inc.(NON)			1,200	70,578

EMC Corp.			14,200	362,952

EnerSys			886	56,917

Engility Holdings, Inc.			1,068	32,083

Fairchild Semiconductor International, Inc.(NON)			776	14,108

FANUC Corp. (Japan)			700	152,969

FUJIFILM Holdings Corp. (Japan)			2,100	74,796

Fujitsu, Ltd. (Japan)			9,000	61,429

GenMark Diagnostics, Inc.(NON)			1,648	21,391

Glu Mobile, Inc.(NON)			7,306	36,603

Google, Inc. Class A(NON)			2,691	1,492,698

Hollysys Automation Technologies, Ltd. (China)			889	17,664

Hoya Corp. (Japan)			3,400	136,388

Iliad SA (France)			46	10,747

IntraLinks Holdings, Inc.(NON)			1,332	13,773

Japan Display, Inc. (Japan)(NON)			4,100	14,764

Konica Minolta Holdings, Inc. (Japan)			1,000	10,171

L-3 Communications Holdings, Inc.			5,500	691,845

Leidos Holdings, Inc.			4,600	193,016

Lenovo Group, Ltd. (China)			10,000	14,566

Lexmark International, Inc. Class A			377	15,962

Manhattan Associates, Inc.(NON)			470	23,787

Marvell Technology Group, Ltd.			22,300	327,810

MAXIMUS, Inc.			292	19,494

Mellanox Technologies, Ltd. (Israel)(NON)			303	13,738

Mentor Graphics Corp.			3,057	73,460

Microsemi Corp.(NON)			496	17,558

Microsoft Corp.			3,911	159,002

MobileIron, Inc.(NON)			1,386	12,834

Monolithic Power Systems, Inc.			272	14,321

MTS Systems Corp.			198	14,979

Murata Manufacturing Co., Ltd. (Japan)			300	41,331

NetApp, Inc.			15,600	553,176

Netscout Systems, Inc.(NON)			350	15,348

NIC, Inc.			642	11,344

Nimble Storage, Inc.(NON)			499	11,133

NTT Data Corp. (Japan)			800	34,858

Oracle Corp.			34,882	1,505,158

Pandora Media, Inc.(NON)			910	14,751

Perficient, Inc.(NON)			951	19,676

Plantronics, Inc.			174	9,213

Plexus Corp.(NON)			868	35,388

Power Integrations, Inc.			338	17,603

Proofpoint, Inc.(NON)			331	19,602

PROS Holdings, Inc.(NON)			499	12,330

QAD, Inc. Class A			890	21,538

QLogic Corp.(NON)			4,171	61,481

Quantum Corp.(NON)			8,922	14,275

Rovi Corp.(NON)			936	17,045

Samsung Electronics Co., Ltd. (South Korea)			37	47,963

Sanmina Corp.(NON)			813	19,666

SAP AG (Germany)			344	24,980

Sartorius AG (Preference) (Germany)			176	22,445

Semtech Corp.(NON)			490	13,056

Silergy Corp. (Taiwan)			2,198	16,708

Skyworth Digital Holdings, Ltd. (China)			46,000	36,136

SoftBank Corp. (Japan)			1,700	98,820

SolarWinds, Inc.(NON)			866	44,374

SS&C Technologies Holdings, Inc.			435	27,101

Sumco Corp. (Japan)			1,800	30,272

Symantec Corp.			20,900	488,329

Synaptics, Inc.(NON)(S)			775	63,011

Synchronoss Technologies, Inc.(NON)			415	19,696

SYNNEX Corp.(S)			361	27,887

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			4,000	18,557

Tencent Holdings, Ltd. (China)			1,200	22,686

Tyler Technologies, Inc.(NON)			207	24,950

Ultimate Software Group, Inc.(NON)			125	21,244

Ultra Clean Holdings, Inc.(NON)			2,883	20,613

United Internet AG (Germany)			1,409	64,242

Veeva Systems, Inc. Class A(NON)			585	14,935

VeriFone Systems, Inc.(NON)			704	24,563

Verint Systems, Inc.(NON)			430	26,630

Western Digital Corp.			8,100	737,181

Xcerra Corp.(NON)			4,242	37,711

Xerox Corp.			39,200	503,720

				16,953,248
Transportation (1.4%)

Aegean Marine Petroleum Network, Inc. (Greece)(S)			2,807	40,337

Aena SA (Spain)(NON)			132	13,272

ANA Holdings, Inc. (Japan)			41,000	109,917

ArcBest Corp.			898	34,025

ComfortDelgro Corp., Ltd. (Singapore)			32,500	68,415

Delta Air Lines, Inc.			1,200	53,952

Deutsche Post AG (Germany)			1,908	59,687

Hawaiian Holdings, Inc.(NON)(S)			2,100	46,253

International Consolidated Airlines Group SA (Spain)(NON)			3,003	26,845

Japan Airlines Co., Ltd. (Japan)			500	15,585

JetBlue Airways Corp.(NON)			3,631	69,897

Matson, Inc.			311	13,112

Quality Distribution, Inc.(NON)			3,926	40,556

Saia, Inc.(NON)			795	35,219

Scorpio Tankers, Inc.			2,230	21,007

Southwest Airlines Co.			23,200	1,027,760

Spirit Airlines, Inc.(NON)			513	39,686

Swift Transportation Co.(NON)			2,684	69,838

Union Pacific Corp.			5,800	628,198

Universal Truckload Services, Inc.			92	2,317

				2,415,878
Utilities and power (1.6%)

Alliant Energy Corp.			900	56,700

Centrica PLC (United Kingdom)			14,314	53,690

China Resources Power Holdings Co., Ltd. (China)			6,000	15,057

Concord New Energy Group, Ltd. (China)(NON)			190,000	13,237

Edison International			10,800	674,676

Enel SpA (Italy)			16,223	73,073

ENI SpA (Italy)			3,534	61,166

Entergy Corp.			13,100	1,015,119

OGE Energy Corp.			6,700	211,787

Origin Energy, Ltd. (Australia)			1,244	10,662

Red Electrica Corporacion SA (Spain)			1,555	126,168

RWE AG (Germany)			620	15,852

SSE PLC (United Kingdom)			778	17,280

Tokyo Gas Co., Ltd. (Japan)			25,000	157,448

UGI Corp.			8,500	277,015

United Utilities Group PLC (United Kingdom)			5,592	77,378

Veolia Environnement SA (France)			2,178	41,230

				2,897,538

Total common stocks (cost $79,427,776)				$100,787,043

CORPORATE BONDS AND NOTES (18.3%)(a)
			Principal amount	Value

Basic materials (1.1%)

Agrium, Inc. sr. unsec. notes 3 3/8s, 2025 (Canada)			$40,000	$40,104

Agrium, Inc. sr. unsec. unsub. 5 1/4s, 2045 (Canada)			20,000	22,536

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s, 2017 (Canada)			7,000	7,287

Alcoa, Inc. sr. unsec. unsub. notes 5.4s, 2021			5,000	5,444

Alcoa, Inc. sr. unsec. unsub. notes 5 1/8s, 2024			5,000	5,352

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95s, 2021			15,000	15,750

ArcelorMittal SA sr. unsec. bonds 10.6s, 2019 (France)			133,000	162,676

ArcelorMittal SA sr. unsec. unsub. notes 7 3/4s, 2039 (France)			7,000	7,350

Archer-Daniels-Midland Co. sr. unsec. notes 5.45s, 2018			128,000	143,424

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			20,000	21,000

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			10,000	10,075

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			25,000	27,000

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044			11,000	12,299

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034			8,000	8,744

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020			18,000	21,689

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			5,000	5,019

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			17,000	17,255

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023			35,000	35,307

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021			95,000	101,607

Eastman Chemical Co. sr. unsec. unsub. notes 3.8s, 2025			35,000	36,341

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			4,000	3,950

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			10,000	9,225

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. bonds 5.8s, 2016 (Canada)			19,000	20,220

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024			16,000	16,601

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4 1/8s, 2023			80,000	81,471

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			23,000	24,610

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			13,000	15,031

HD Supply, Inc. 144A company guaranty sr. notes 5 1/4s, 2021			15,000	15,450

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			7,000	6,405

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			20,000	20,800

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			15,000	15,600

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			17,000	18,190

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			20,000	20,000

Huntsman International, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			5,000	5,013

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			27,000	29,295

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			20,000	21,350

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019			50,000	62,401

LyondellBasell Industries NV sr. unsec. unsub. notes 4 5/8s, 2055			30,000	29,873

Mercer International, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)			15,000	15,900

Methanex Corp. sr. unsec. unsub. notes 5.65s, 2044 (Canada)			45,000	47,263

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)			6,000	6,167

Momentive Performance Materials, Inc. company guaranty sr. notes 3.88s, 2021			15,000	13,275

Momentive Performance Materials, Inc. escrow company guaranty sr. notes 8 7/8s, 2020(F)			15,000	—

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043			3,000	3,556

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033			2,000	2,329

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			25,000	25,688

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			10,000	9,888

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023			45,000	48,432

Platform Specialty Products Corp. 144A sr. unsec. notes 6 1/2s, 2022			10,000	10,400

PQ Corp. 144A sr. notes 8 3/4s, 2018			17,000	17,595

Rio Tinto Finance USA PLC company guaranty sr. unsec. unsub. notes 1 5/8s, 2017 (United Kingdom)			130,000	130,716

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			62,000	78,623

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019			38,000	40,805

Rockwood Specialties Group, Inc. company guaranty sr. unsec. notes 4 5/8s, 2020			55,000	57,269

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			25,000	24,438

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			19,000	19,190

SBA Communications Corp. 144A sr. unsec. notes 4 7/8s, 2022			10,000	9,796

Sealed Air Corp. 144A company guaranty sr. unsec. notes 8 3/8s, 2021			5,000	5,625

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033			5,000	5,263

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			9,000	10,013

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			14,000	14,683

Sealed Air Corp. 144A sr. unsec. notes 5 1/8s, 2024			5,000	5,175

Sealed Air Corp. 144A sr. unsec. notes 4 7/8s, 2022			5,000	5,100

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)			5,000	6,050

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			3,000	3,203

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			4,000	4,260

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			3,000	3,038

Steel Dynamics, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2024			10,000	10,138

Steel Dynamics, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2021			5,000	5,031

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021			15,000	15,038

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			3,000	3,173

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023			10,000	9,575

Westvaco Corp. company guaranty sr. unsec. unsub. notes 8.2s, 2030			35,000	49,432

Westvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031			9,000	12,136

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)			60,000	80,610

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			15,000	16,013

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021			10,000	10,375

				1,957,005
Capital goods (0.7%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			43,000	44,935

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			32,000	36,400

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			10,000	10,000

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2022			10,000	10,063

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022			10,000	10,250

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			10,000	10,075

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			10,000	10,275

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			20,000	22,025

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			40,000	44,958

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			20,000	20,930

Bombardier, Inc. 144A sr. unsec. notes 7 1/2s, 2025 (Canada)			10,000	9,869

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			45,000	49,292

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6s, 2017 (Luxembourg)			130,000	144,978

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			42,000	42,368

Crown Cork & Seal Co., Inc. sr. unsec. bonds 7 3/8s, 2026			10,000	11,450

Deere & Co. sr. unsec. unsub. notes 2.6s, 2022			85,000	85,326

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023			45,000	48,263

Gates Global, LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022			10,000	9,488

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.6s, 2042			60,000	60,102

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2 1/4s, 2022			30,000	29,476

Huntington Ingalls Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2021			10,000	10,425

KLX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			5,000	4,988

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			114,000	161,480

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			20,000	21,500

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			15,000	14,025

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022			5,000	5,150

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			35,000	37,494

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022			15,000	15,563

Oshkosh Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2025			10,000	10,300

Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2025			15,000	15,431

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			20,000	21,150

Raytheon Co. sr. unsec. notes 4 7/8s, 2040			20,000	23,277

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			10,000	10,338

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			20,000	20,800

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			14,000	14,840

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			4,000	4,160

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			24,000	24,600

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			20,000	21,500

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6 1/2s, 2024			3,000	3,015

United Technologies Corp. sr. unsec. notes 5 3/8s, 2017			107,000	118,901

Zebra Technologies Corp. 144A sr. unsec. unsub. notes 7 1/4s, 2022			15,000	16,163

				1,285,623
Communication services (1.5%)

Adelphia Communications Corp. escrow bonds zero %, 2015			55,000	413

American Tower Corp. sr. unsec. notes 7s, 2017(R)			75,000	84,469

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			40,000	45,000

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			7,000	7,928

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			10,000	11,100

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			9,000	9,439

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			7,000	7,175

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023			7,000	7,088

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			13,000	13,894

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			20,000	20,825

CCOH Safari, LLC company guaranty sr. unsec. bonds 5 3/4s, 2024			15,000	15,450

CCOH Safari, LLC company guaranty sr. unsec. bonds 5 1/2s, 2022			10,000	10,225

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			14,000	15,418

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			4,000	4,200

Comcast Corp. company guaranty sr. unsec. unsub. bonds 6 1/2s, 2017			55,000	60,319

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			114,000	161,926

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			17,000	23,101

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			14,000	14,700

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)			7,000	7,245

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			15,000	16,470

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			13,000	14,463

CSC Holdings, LLC 144A sr. unsec. notes 5 1/4s, 2024			13,000	13,260

Deutsche Telekom International Finance BV company guaranty 8 3/4s, 2030 (Netherlands)			73,000	111,591

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			7,000	7,823

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			15,000	15,019

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			4,000	4,165

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			13,000	14,105

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			4,000	4,400

Intelsat Jackson Holdings SA company guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)			7,000	6,755

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			17,000	17,489

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 8 1/8s, 2023 (Luxembourg)			13,000	11,960

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			30,000	27,675

Koninklijke KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			30,000	43,378

Level 3 Communications, Inc. sr. unsec. unsub. notes 5 3/4s, 2022			5,000	5,135

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			17,000	18,424

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			17,000	18,148

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			5,000	5,244

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			15,000	15,375

NII International Telecom SCA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg) (In default)(NON)			10,000	9,275

Orange SA sr. unsec. unsub. notes 4 1/8s, 2021 (France)			46,000	50,587

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			13,000	13,390

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			48,000	55,020

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			25,000	29,065

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)			85,000	87,429

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			4,000	4,205

SES SA 144A company guaranty sr. unsec. notes 3.6s, 2023 (France)			42,000	43,557

Sprint Capital Corp. company guaranty 6 7/8s, 2028			85,000	77,988

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017			17,000	18,445

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			5,000	5,063

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			15,000	17,213

Sprint Corp. company guaranty sr. unsec. notes 7 7/8s, 2023			48,000	48,960

Sprint Corp. company guaranty sr. unsec. notes 7 1/4s, 2021			17,000	17,085

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023			3,000	3,161

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021			7,000	7,341

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			23,000	24,093

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			7,000	7,219

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2025			10,000	10,319

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			20,000	20,850

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			17,000	17,531

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			5,000	5,123

TCI Communications, Inc. sr. unsec. unsub. notes 7 1/8s, 2028			65,000	89,396

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)			150,000	165,061

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033			8,000	9,985

Verizon Communications, Inc. sr. unsec. unsub. notes 4.4s, 2034			65,000	66,213

Verizon Communications, Inc. 144A sr. unsec. unsub. notes 4.522s, 2048			365,000	363,345

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022			45,000	56,904

Verizon New York, Inc. company guaranty sr. unsec. notes Ser. B, 7 3/8s, 2032			65,000	81,172

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds 8.35s, 2030			50,000	66,403

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			20,000	20,600

Vodafone Group PLC sr. unsec. unsub. notes 1 1/4s, 2017 (United Kingdom)			225,000	223,755

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			24,000	25,800

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			33,000	35,764

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			14,000	13,965

Windstream Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			15,000	13,463

				2,695,539
Consumer cyclicals (2.6%)

21st Century Fox America, Inc. company guaranty sr. unsec. debs. 7 3/4s, 2024			50,000	64,710

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. debs. 7 3/4s, 2045			150,000	226,271

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			15,000	14,963

Amazon.com, Inc. sr. unsec. notes 1.2s, 2017			128,000	128,021

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			15,000	16,425

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			10,000	10,375

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10 1/4s, 2022			15,000	15,600

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			7,000	7,866

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			78,000	85,800

Bed Bath & Beyond, Inc. sr. unsec. notes 5.165s, 2044			60,000	66,162

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			35,000	34,650

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			14,000	11,550

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			23,000	24,035

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			10,000	10,377

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021			7,000	7,438

Building Materials Corp. of America 144A sr. unsec. notes 5 3/8s, 2024			25,000	25,375

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030			57,000	79,061

CBS Corp. sr. unsec. unsub. notes 4 1/2s, 2021			70,000	75,857

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			14,000	15,225

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			13,000	13,423

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			4,000	4,090

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			3,000	3,045

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			4,000	3,980

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			5,000	5,363

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			20,000	21,100

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			14,000	14,735

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			9,000	8,820

Dana Holding Corp. sr. unsec. notes 5 1/2s, 2024			10,000	10,313

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023			17,000	18,105

Dana Holding Corp. sr. unsec. unsub. notes 5 3/8s, 2021			4,000	4,160

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			23,000	24,035

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023			75,000	72,882

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			20,000	21,700

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			90,000	101,599

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes 5 3/4s, 2023			5,000	5,263

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes 5 1/4s, 2020			5,000	5,238

First Cash Financial Services, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2021 (Mexico)			7,000	7,210

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097			24,000	32,456

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047			25,000	41,028

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031			55,000	75,932

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			40,000	59,194

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020			140,000	174,932

Gannett Co., Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020			10,000	10,425

Gannett Co., Inc. company guaranty sr. unsec. bonds 5 1/8s, 2019			13,000	13,618

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021			15,000	15,300

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)			20,000	19,476

General Motors Co. sr. unsec. unsub. notes 5.2s, 2045			30,000	32,560

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3 1/4s, 2018			39,000	39,731

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 2 3/4s, 2016			56,000	56,625

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4s, 2025			10,000	10,199

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			10,000	10,025

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 7/8s, 2020			17,000	17,425

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018			34,000	34,935

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			23,000	24,208

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	27,000	22,410

Griffey Intermediate, Inc./Griffey Finance Sub, LLC 144A sr. unsec. notes 7s, 2020			$4,000	2,000

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023			40,000	55,243

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016			65,000	67,857

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			31,000	35,883

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			44,000	48,949

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			20,000	20,950

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023			15,000	15,142

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			24,000	24,240

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2021			33,000	31,598

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019			35,000	34,650

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			7,000	7,193

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			13,000	14,040

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			17,000	17,648

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			15,000	14,550

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			30,000	30,075

Johnson Controls, Inc. sr. unsec. notes 4.95s, 2064			65,000	69,691

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			13,000	14,853

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			7,000	7,700

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			14,000	14,735

Lamar Media Corp. company guaranty sr. unsec. notes 5 3/8s, 2024			15,000	15,638

Lender Processing Services, Inc./Black Knight Lending Solutions, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			20,000	21,250

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			22,000	22,385

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019			7,000	7,228

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			65,000	67,438

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029			45,000	58,427

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			45,000	50,404

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 4.3s, 2043			95,000	96,403

Masonite International Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			5,000	5,125

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			20,000	19,250

Media General Financing Sub, Inc. 144A sr. unsec. notes 5 7/8s, 2022			5,000	5,100

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			35,000	37,538

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			35,000	35,522

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			10,000	11,400

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			15,000	15,994

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			96,052	103,976

Navistar International Corp. sr. notes 8 1/4s, 2021			24,000	23,370

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			45,000	45,900

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			25,000	26,500

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8s, 2021			10,000	10,600

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			15,000	15,450

Nordstrom, Inc. sr. unsec. notes 5s, 2044			30,000	34,613

Nordstrom, Inc. sr. unsec. unsub. notes 6.95s, 2028			85,000	113,108

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			50,000	52,800

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			25,000	26,750

O'Reilly Automotive, Inc. company guaranty sr. unsec. unsub. notes 3.85s, 2023			20,000	20,895

Outfront Media Capital LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5 7/8s, 2025			10,000	10,575

Outfront Media Capital LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5 5/8s, 2024			17,000	17,808

Owens Corning company guaranty sr. unsec. notes 9s, 2019			9,000	10,882

Penn National Gaming, Inc. sr. unsec. notes 5 7/8s, 2021			23,000	22,828

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			14,000	14,700

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			10,000	10,300

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec. notes 9 1/4s, 2018			13,000	13,683

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			5,000	5,138

Priceline Group, Inc. (The) sr. unsec. unsub. notes 3.65s, 2025			46,000	46,813

PulteGroup, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			25,000	27,938

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			10,000	11,650

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			14,000	14,158

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022			8,000	8,160

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			25,000	26,500

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			24,000	25,140

Sabre GLBL, Inc. 144A sr. notes 8 1/2s, 2019			11,000	11,770

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018			5,000	4,500

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020			5,000	3,725

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022			15,000	15,338

Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 10s, 2022			35,000	32,725

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021			13,000	13,748

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			7,000	7,184

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			7,000	7,334

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			5,000	5,088

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 6s, 2024			13,000	13,585

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			13,000	13,553

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022			4,000	4,230

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			27,000	27,743

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			3,000	3,180

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			20,000	21,100

Spectrum Brands, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2024			10,000	10,675

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			14,000	14,840

Standard Pacific Corp. company guaranty sr. unsec. notes 5 7/8s, 2024			5,000	5,138

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			12,000	11,430

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			7,000	7,455

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			7,000	6,843

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			7,000	6,913

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020			20,000	21,200

Tiffany & Co. 144A sr. unsec. notes 4.9s, 2044			55,000	56,657

Time Warner, Inc. company guaranty sr. unsec. notes 3.15s, 2015			10,000	10,073

Townsquare Radio, LLC/Townsquare Radio, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			10,000	10,659

Toyota Motor Credit Corp. sr. unsec. unsub. notes Ser. MTN, 1 1/4s, 2017			130,000	130,386

Tri Pointe Holdings, Inc. 144A sr. unsec. unsub. notes 5 7/8s, 2024			10,000	9,775

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			4,000	4,075

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4.45s, 2023			25,000	25,531

Univision Communications, Inc. 144A company guaranty sr. notes 5 1/8s, 2025			5,000	5,106

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			20,000	21,375

Vulcan Materials Co. sr. unsec. unsub. notes 4 1/2s, 2025			10,000	10,150

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037			142,000	198,375

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5s, 2040			10,000	11,972

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021			30,000	31,182

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041			10,000	11,479

Walt Disney Co. (The) sr. unsec. unsub. notes Ser. MTN, 1.1s, 2017			130,000	130,070

				4,627,797
Consumer staples (1.3%)

Altria Group, Inc. company guaranty sr. unsec. bonds 4s, 2024			24,000	25,760

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			2,000	2,566

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			95,000	94,415

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. notes 1 1/4s, 2018			130,000	130,163

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039			80,000	125,046

Anheuser-Busch InBev Worldwide, Inc. company guaranty unsec. unsub. notes 5 3/8s, 2020			60,000	69,112

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			17,000	17,489

BC ULC/New Red Finance, Inc. 144A notes 6s, 2022 (Canada)			30,000	31,050

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			13,000	13,390

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. notes 8 1/2s, 2019			4,000	4,929

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. unsub. notes 4.1s, 2016			41,000	42,043

Cargill, Inc. 144A sr. unsec. notes 4.1s, 2042			65,000	68,425

CEC Entertainment, Inc. company guaranty sr. unsec. notes 8s, 2022			15,000	14,813

Coca-Cola Co. (The) sr. unsec. unsub. notes 3.2s, 2023			50,000	52,372

ConAgra Foods, Inc. sr. unsec. notes 7s, 2019			115,000	134,449

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			4,000	4,110

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			20,000	21,475

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			10,000	11,400

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			24,000	24,000

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			4,000	4,025

CVS Health Corp. sr. unsec. unsub. notes 2 1/4s, 2018			130,000	132,916

CVS Pass-Through Trust sr. notes 6.036s, 2028			3,825	4,476

CVS Pass-Through Trust 144A sr. mtge. notes 4.704s, 2036			48,444	52,988

Dean Foods Co. 144A sr. unsec. notes 6 1/2s, 2023			15,000	15,056

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 1 1/2s, 2017 (United Kingdom)			29,000	29,271

Diageo Investment Corp. company guaranty sr. unsec. debs. 8s, 2022			40,000	53,157

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			28,000	24,640

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037			50,000	67,423

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5 5/8s, 2042			60,000	69,973

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85s, 2024			23,000	23,956

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			7,000	7,438

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			10,000	10,563

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			5,000	5,281

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			70,000	90,555

Kroger Co. (The) company guaranty sr. unsec. notes 6.9s, 2038			85,000	116,047

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			5,000	5,188

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			37,000	39,683

McDonald's Corp. sr. unsec. bonds 6.3s, 2037			51,000	66,945

McDonald's Corp. sr. unsec. notes 5.7s, 2039			59,000	73,385

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042			50,000	53,090

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018			58,000	70,303

PepsiCo, Inc. sr. unsec. unsub. notes 1 1/4s, 2017			129,000	129,570

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2025			10,000	10,225

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			12,000	12,150

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			23,000	23,748

Rite Aid Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2023			15,000	15,375

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.6s, 2016			35,000	36,922

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			12,000	13,170

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024			2,000	2,065

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 1/2s, 2025			10,000	10,188

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			17,000	17,999

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			15,000	15,113

Walgreens Boots Alliance, Inc. company guaranty sr. unsec. unsub. notes 3.3s, 2021			60,000	61,854

WhiteWave Foods Co. (The) company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			5,000	5,375

				2,257,120
Energy (1.6%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			30,000	7,575

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			11,000	11,742

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036			10,000	12,405

Anadarko Petroleum Corp. sr. unsec. unsub. notes 6.95s, 2019			30,000	35,393

Antero Resources Corp. company guaranty sr. unsec. notes 5 1/8s, 2022			13,000	12,480

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			10,000	9,900

Antero Resources Finance Corp. company guaranty sr. unsec. notes 5 3/8s, 2021			13,000	12,610

Apache Corp. sr. unsec. unsub. notes 5.1s, 2040			5,000	5,341

Apache Corp. sr. unsec. unsub. notes 3 1/4s, 2022			44,000	44,713

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)			10,000	9,150

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.2s, 2016 (United Kingdom)			145,000	148,341

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.846s, 2017 (United Kingdom)			130,000	131,565

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			13,000	11,538

California Resources Corp. 144A company guaranty sr. unsec. notes 6s, 2024			35,000	30,713

California Resources Corp. 144A company guaranty sr. unsec. notes 5s, 2020			20,000	18,050

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s, 2017 (Canada)			235,000	254,312

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			17,000	11,730

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			4,000	3,900

Chesapeake Energy Corp. company guaranty sr. unsec. notes 4 7/8s, 2022			10,000	9,375

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			20,000	14,950

Chevron Corp. sr. unsec. unsub. notes 1.104s, 2017			128,000	128,113

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			23,000	24,121

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			17,000	17,128

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			10,000	10,075

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada) (In default)(NON)			15,000	900

ConocoPhillips Co. company guaranty sr. unsec. notes 1.05s, 2017			130,000	129,522

CONSOL Energy, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			10,000	9,050

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			4,000	3,780

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022			15,000	13,425

Ecopetrol SA sr. unsec. unsub. bonds 4 1/8s, 2025 (Colombia)			25,000	23,935

EQT Midstream Partners LP company guaranty sr. unsec. notes 4s, 2024			10,000	9,927

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			10,000	5,900

Exterran Partners LP/EXLP Finance Corp. company guaranty sr. unsec. notes 6s, 2022			17,000	15,470

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022			15,000	15,900

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			4,000	4,245

FTS International, Inc. 144A company guaranty sr. notes 6 1/4s, 2022			10,000	7,350

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			55,000	56,375

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			4,000	2,820

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			38,000	26,410

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031			30,000	36,550

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			14,000	15,085

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2022			4,000	4,120

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024			5,000	4,700

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			10,000	13,624

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			24,000	15,480

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			33,000	23,760

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			10,000	7,906

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019			37,000	29,230

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. unsub. notes 10 3/8s, 2017 (Canada)(F)			20,000	1

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041			25,000	30,460

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			45,000	26,100

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			35,000	36,575

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/8s, 2026			10,000	10,101

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			85,000	71,824

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			10,000	9,650

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			30,000	29,250

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			20,000	11,500

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			20,000	11,350

Paragon Offshore PLC 144A company guaranty sr. unsec. notes 6 3/4s, 2022			10,000	3,300

Paragon Offshore PLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2024			30,000	9,975

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			25,000	14,913

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			118,000	77,892

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6s, 2026 (Venezuela)			40,000	12,460

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6 3/8s, 2045 (Mexico)			80,000	89,440

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4 7/8s, 2024 (Mexico)			80,000	84,680

Petroleos Mexicanos 144A company guaranty sr. unsec. notes 4 1/2s, 2026 (Mexico)			10,000	10,125

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 5 5/8s, 2046 (Mexico)			25,000	25,562

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. notes 5 5/8s, 2022			5,000	4,925

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			17,000	15,810

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			10,000	9,400

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			7,000	7,245

Samson Investment Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			43,000	11,610

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			19,000	19,475

Seventy Seven Energy, Inc. sr. unsec. notes 6 1/2s, 2022			5,000	2,300

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018			17,000	13,898

Shell International Finance BV company guaranty sr. unsec. notes 3.1s, 2015 (Netherlands)			95,000	95,624

Shell International Finance BV company guaranty sr. unsec. unsub. notes 5.2s, 2017 (Netherlands)			140,000	151,639

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			7,000	7,088

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			7,000	7,105

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			3,000	3,060

Spectra Energy Capital, LLC sr. notes 8s, 2019			45,000	54,599

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			40,000	48,060

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			4,000	2,281

Total Capital International SA company guaranty sr. unsec. unsub. notes 1.55s, 2017 (France)			128,000	129,436

Triangle USA Petroleum Corp. 144A sr. unsec. notes 6 3/4s, 2022			5,000	4,038

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			14,000	13,265

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.8s, 2037			15,000	14,198

Weatherford International, Ltd./Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)			70,000	81,877

Whiting Canadian Holding Co. ULC company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			30,000	31,425

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			34,000	33,830

Williams Cos., Inc. (The) notes 7 3/4s, 2031			1,000	1,147

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			3,000	3,483

Williams Cos., Inc. (The) sr. unsec. notes 4.55s, 2024			45,000	43,583

Williams Partners LP sr. unsec. notes 5.4s, 2044			15,000	14,999

Williams Partners LP sr. unsec. notes 4.3s, 2024			15,000	15,128

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			7,000	7,417

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			22,000	22,248

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			7,000	6,510

				2,892,545
Financials (5.4%)

Abbey National Treasury Services PLC/London company guaranty sr. unsec. unsub. notes 1 3/8s, 2017 (United Kingdom)			140,000	140,480

Aflac, Inc. sr. unsec. notes 8 1/2s, 2019			90,000	113,642

Aflac, Inc. sr. unsec. notes 6.9s, 2039			75,000	105,023

Air Lease Corp. sr. unsec. unsub. notes 3 3/4s, 2022			10,000	10,162

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			17,000	18,105

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2031			24,000	30,000

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			13,000	15,503

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			10,000	11,713

Ally Financial, Inc. unsec. sub. notes 8s, 2018			14,000	15,820

American Express Co. jr. unsec. sub. FRN notes Ser. C, 4.9s, perpetual maturity			10,000	9,951

American Express Co. sr. unsec. notes 7s, 2018			83,000	95,892

American Express Co. sr. unsec. notes 6.15s, 2017			49,000	54,474

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2058			76,000	107,772

American International Group, Inc. sr. unsec. notes Ser. MTN, 5.85s, 2018			149,000	166,576

ARC Properties Operating Partnership LP/Clark Acquisition, LLC company guaranty sr. unsec. unsub. notes 4.6s, 2024(R)			50,000	48,625

Associates Corp. of North America sr. unsec. notes 6.95s, 2018			135,000	157,222

AXA SA 144A jr. unsec. sub. FRN notes 6.463s, perpetual maturity (France)			85,000	90,525

Bank of America Corp. jr. unsec. sub. FRN notes Ser. Z, 6 1/2s, perpetual maturity			5,000	5,288

Bank of America Corp. jr. unsec. sub. FRN notes Ser. AA, 6.1s, perpetual maturity			115,000	116,150

Bank of America Corp. sr. unsec. unsub. notes 2s, 2018			128,000	128,966

Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 2 1/2s, 2017 (Canada)			128,000	131,607

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 1.969s, 2017			105,000	106,864

Bank of Nova Scotia sr. unsec. unsub. notes 1 3/8s, 2017 (Canada)			130,000	130,088

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)			95,000	129,964

BBVA International Preferred SAU company guaranty jr. unsec. sub. FRB bonds 5.919s, perpetual maturity (Spain)			95,000	98,088

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7 1/4s, 2018			22,000	25,328

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043			29,000	31,902

BNP Paribas SA company guaranty sr. unsec. unsub. bonds Ser. MTN, 1 3/8s, 2017 (France)			140,000	140,214

BNP Paribas SA sr. unsec. notes Ser. MTN, 2 3/8s, 2017 (France)			40,000	40,801

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			65,000	72,084

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)			95,000	101,693

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025			5,000	5,375

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			13,000	13,585

CIT Group, Inc. sr. unsec. notes 5s, 2023			10,000	10,250

CIT Group, Inc. sr. unsec. notes 5s, 2022			17,000	17,446

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			14,000	14,735

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			13,000	13,455

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019			7,000	6,930

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			24,000	25,740

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			17,000	17,680

Citigroup, Inc. jr. unsec. sub.FRN notes 5 7/8s, perpetual maturity			13,000	13,163

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019			3,000	3,736

Citigroup, Inc. sr. unsec. unsub. notes 4.45s, 2017			130,000	137,013

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			10,000	5,325

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands (Rabobank Nederland) company guaranty sr. unsec. notes 3 3/8s, 2017 (Netherlands)			116,000	120,896

Credit Acceptance Corp. company guaranty sr. unsec. bonds 6 1/8s, 2021			13,000	12,448

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2023			5,000	4,931

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			50,000	62,315

Deutsche Bank AG/London sr. unsec. notes 6s, 2017 (United Kingdom)			128,000	141,065

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			15,000	11,738

Duke Realty LP company guaranty sr. unsec. unsub. notes 4 3/8s, 2022(R)			32,000	34,367

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022			10,000	10,550

E*Trade Financial Corp. sr. unsec. unsub. notes 4 5/8s, 2023			10,000	10,150

EPR Properties unsec. notes 5 1/4s, 2023(R)			65,000	69,944

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			30,000	30,225

Fifth Third Bancorp jr. unsec. sub. FRB bonds 5.1s, perpetual maturity			20,000	19,000

Five Corners Funding Trust 144A unsec. bonds 4.419s, 2023			135,000	145,151

GE Capital Trust I unsec. sub. FRB bonds 6 3/8s, 2067			135,000	146,138

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			205,000	283,546

General Electric Capital Corp. sr. unsec. notes Ser. MTN, 5.4s, 2017			129,000	139,600

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB bonds 6.15s, 2066			90,000	53,100

Genworth Holdings, Inc. sr. unsec. unsub. notes 7.7s, 2020			95,000	100,938

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			170,000	202,649

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2 3/8s, 2018			130,000	132,656

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037			24,000	31,506

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5 1/8s, 2022			35,000	40,124

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			40,000	47,271

HCP, Inc. sr. unsec. unsub. notes 3.15s, 2022(R)			70,000	69,529

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)			60,000	64,744

Hospitality Properties Trust sr. unsec. unsub. notes 4 1/2s, 2025(R)			5,000	5,116

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021			146,000	173,365

HSBC USA Capital Trust I 144A company guaranty jr. unsec. sub. notes 7.808s, 2026			100,000	100,813

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. notes 8 1/8s, 2019(PIK)			5,000	4,963

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021			20,000	20,500

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020			30,000	31,164

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			17,000	17,510

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)			235,000	267,238

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			4,000	4,395

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			14,000	15,663

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			58,000	58,073

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			13,000	13,845

JPMorgan Chase & Co. jr. unsec. sub. FRN notes 7.9s, perpetual maturity			90,000	96,863

JPMorgan Chase & Co. sr. unsec. unsub. notes 2s, 2017			130,000	131,926

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			55,000	67,238

Lloyds Banking Group PLC jr. unsec. sub. FRB bonds 7 1/2s, perpetual maturity (United Kingdom)			212,000	225,250

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN notes 6.657s, perpetual maturity (United Kingdom)			25,000	28,500

Macquarie Bank, Ltd. 144A sr. unsec. notes 3.45s, 2015 (Australia)			35,000	35,296

Merrill Lynch & Co., Inc. unsec. sub. notes 6.11s, 2037			270,000	328,701

MetLife, Inc. sr. unsec. unsub. notes 6 3/4s, 2016			130,000	138,747

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)			75,000	80,053

Morgan Stanley sr. unsec. notes 4 3/4s, 2017			98,000	104,330

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			10,000	10,763

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			45,000	48,488

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			30,000	30,750

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			15,000	14,550

Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031			45,000	65,020

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			32,000	34,160

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 5/8s, 2020			15,000	15,675

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2019			10,000	8,650

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033			90,000	102,039

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2019			15,000	15,431

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021			10,000	10,325

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			8,000	8,300

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			14,000	13,440

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022			63,000	69,792

Progressive Corp. (The) jr. unsec. sub. FRN notes 6.7s, 2037			65,000	68,534

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			20,000	19,100

Prudential Financial, Inc. jr. unsec. sub. FRN notes 8 7/8s, 2038			30,000	35,250

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5 5/8s, 2043			71,000	75,615

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5.2s, 2044			25,000	25,469

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)			25,000	27,240

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.2s, 2018 (Canada)			130,000	132,740

Royal Bank of Scotland Group PLC unsec. sub. notes 6s, 2023 (United Kingdom)			20,000	22,247

Royal Bank of Scotland Group PLC unsec. sub. notes 5 1/8s, 2024 (United Kingdom)			125,000	131,139

Royal Bank of Scotland Group PLC unsec. sub. notes 4.7s, 2018 (United Kingdom)			115,000	120,651

Santander Holdings USA, Inc./PA sr. unsec. unsub. notes 4 5/8s, 2016			21,000	21,751

Santander Issuances SAU 144A company guaranty sr. unsec. unsub. notes 5.911s, 2016 (Spain)			100,000	104,491

Select Income REIT sr. unsec. unsub. notes 3.6s, 2020(R)			10,000	10,253

Select Income REIT sr. unsec. unsub. notes 2.85s, 2018(R)			10,000	10,086

Simon Property Group LP sr. unsec. unsub. notes 3 3/8s, 2022(R)			10,000	10,403

Simon Property Group LP 144A sr. unsec. unsub. notes 1 1/2s, 2018(R)			118,000	118,226

Springleaf Finance Corp. sr. unsec. notes 5 1/4s, 2019			5,000	4,944

Springleaf Finance Corp. sr. unsec. unsub. notes 7 3/4s, 2021			10,000	10,950

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			7,000	7,035

Standard Chartered Bank 144A unsec. sub. notes 8s, 2031 (United Kingdom)			115,000	156,702

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB bonds 1.271s, 2037			75,000	63,656

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4 1/4s, 2042			90,000	96,277

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			5,000	3,550

Travelers Property Casualty Corp. sr. unsec. unsub. bonds 7 3/4s, 2026			40,000	54,732

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			300,000	251,250

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			392,000	381,220

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017			20,000	21,997

Walter Investment Management Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2021			13,000	11,635

Wells Fargo & Co. jr. unsec. sub. FRB bonds Ser. U, 5 7/8s, perpetual maturity			10,000	10,575

Wells Fargo & Co. sr. unsec. notes 2.1s, 2017			128,000	130,764

Westpac Banking Corp. sr. unsec. bonds 3s, 2015 (Australia)			15,000	15,260

Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019 (Australia)			80,000	89,817

Westpac Banking Corp. sr. unsec. unsub. notes 2 1/4s, 2018 (Australia)			24,000	24,499

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024(R)			30,000	31,041

ZFS Finance USA Trust V 144A FRB bonds 6 1/2s, 2037			55,000	58,163

				9,473,730
Health care (1.4%)

AbbVie, Inc. sr. unsec. unsub. notes 2.9s, 2022			80,000	79,173

AbbVie, Inc. sr. unsec. unsub. notes 1 3/4s, 2017			116,000	116,411

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 6 1/8s, 2021			35,000	36,313

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			15,000	15,019

Acadia Healthcare Co., Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			5,000	5,088

Actavis Funding SCS company guaranty sr. unsec. unsub. notes 4 3/4s, 2045 (Luxembourg)			53,000	56,331

Actavis Funding SCS company guaranty sr. unsec. unsub. notes 3.45s, 2022 (Luxembourg)			53,000	54,287

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037			38,000	53,072

Amgen, Inc. sr. unsec. notes 3.45s, 2020			125,000	131,544

Amgen, Inc. sr. unsec. unsub. notes 2 1/8s, 2017			130,000	132,389

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037 (United Kingdom)			71,000	96,571

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)			130,000	144,661

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 7 3/4s, 2019			17,000	17,723

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 6s, 2021			14,000	14,980

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			14,000	14,228

Catamaran Corp. company guaranty sr. unsec. bonds 4 3/4s, 2021			14,000	15,558

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			20,000	20,750

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2021			3,000	3,090

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			3,000	3,094

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022			3,000	3,206

Cigna Corp. sr. unsec. unsub. notes 4 1/2s, 2021			80,000	89,818

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			23,000	20,413

DaVita HealthCare Partners, Inc. company guaranty sr. unsec. notes 5 1/8s, 2024			10,000	10,200

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			17,000	17,425

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2023			10,000	10,000

Halyard Health, Inc. 144A sr. unsec. notes 6 1/4s, 2022			15,000	15,713

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019			10,000	10,125

HCA, Inc. company guaranty sr. unsec. bonds 5 3/8s, 2025			5,000	5,244

HCA, Inc. sr. notes 6 1/2s, 2020			52,000	58,500

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			4,000	4,660

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			17,000	17,680

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			20,000	20,450

Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			30,000	32,250

JLL/Delta Dutch Newco BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)			18,000	18,720

Johnson & Johnson sr. unsec. notes 5.15s, 2018			81,000	91,345

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			25,000	27,063

Medtronic PLC 144A sr. unsec. notes 4 3/8s, 2035			28,000	30,448

Medtronic PLC 144A sr. unsec. notes 3 1/2s, 2025			27,000	28,226

Merck & Co., Inc. sr. unsec. unsub. notes 1.3s, 2018			112,000	112,123

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			25,000	26,406

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)			45,000	47,412

Omega Healthcare Investors, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2027(R)			75,000	73,313

Omnicare, Inc. sr. unsec. notes 5s, 2024			5,000	5,206

Omnicare, Inc. sr. unsec. notes 4 3/4s, 2022			15,000	15,488

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			23,000	24,265

Service Corporation International sr. unsec. unsub. notes 6 3/4s, 2016			52,000	54,340

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2024			23,000	24,035

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2022			14,000	14,630

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			17,000	17,723

Teleflex, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2024			10,000	10,200

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			7,000	6,860

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			14,000	13,685

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			24,000	26,010

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020			20,000	21,200

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020			3,000	3,040

Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III, LLC company guaranty sr. unsec. unsub. notes 3s, 2015 (Curacao)			50,000	50,229

United Surgical Partners International, Inc. company guaranty sr. unsec. unsub. notes 9s, 2020			14,000	15,033

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018			58,000	65,634

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.7s, 2021			105,000	119,218

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95s, 2042			90,000	92,250

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2 3/4s, 2023			90,000	90,866

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 7s, 2020			3,000	3,131

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			3,000	3,116

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023			5,000	5,056

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 6 3/4s, 2018			13,000	13,699

VRX Escrow Corp. 144A sr. unsec. notes 6 1/8s, 2025 (Canada)			15,000	15,525

VRX Escrow Corp. 144A sr. unsec. notes 5 7/8s, 2023 (Canada)			15,000	15,375

VRX Escrow Corp. 144A sr. unsec. notes 5 3/8s, 2020 (Canada)			15,000	15,131

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			17,000	17,850

				2,539,817
Miscellaneous (0.1%)

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976s, 2025			105,000	106,515

				106,515
Technology (0.9%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			25,000	26,125

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043			27,000	27,418

Apple, Inc. sr. unsec. unsub. notes 3.45s, 2045			80,000	75,160

Apple, Inc. sr. unsec. unsub. notes 3.45s, 2024			40,000	42,324

Apple, Inc. sr. unsec. unsub. notes 2.1s, 2019			5,000	5,107

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			13,000	11,050

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			34,000	33,745

Cisco Systems, Inc. company guaranty sr. unsec. unsub. notes 3.15s, 2017			135,000	141,184

Cisco Systems, Inc. sr. unsec. unsub. notes 1.1s, 2017			59,000	59,380

eBay, Inc. sr. unsec. unsub. notes 1.35s, 2017			130,000	129,844

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022			17,000	18,025

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			9,000	10,665

First Data Corp. company guaranty sr. unsec. sub. notes 11 3/4s, 2021			18,000	20,813

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			49,000	52,430

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			2,000	2,175

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 5s, 2021			9,000	9,495

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			10,000	10,888

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018			85,000	94,151

Hewlett-Packard Co. sr. unsec. unsub. notes 2.6s, 2017			111,000	113,811

Honeywell International, Inc. sr. unsec. unsub. notes 5 3/8s, 2041			55,000	70,696

Honeywell International, Inc. sr. unsec. unsub. notes 4 1/4s, 2021			40,000	45,022

IBM Corp. sr. unsec. unsub. notes 1 7/8s, 2022			140,000	132,610

Infor US, Inc. 144A sr. unsec. notes 6 1/2s, 2022			20,000	20,500

Intel Corp. sr. unsec. unsub. notes 1.35s, 2017			130,000	130,655

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019(R)			7,000	7,446

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023(R)			14,000	14,735

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018			11,000	12,733

Micron Technology, Inc. sr. unsec. bonds 5 7/8s, 2022			25,000	26,388

Micron Technology, Inc. 144A sr. unsec. notes 5 1/4s, 2023			15,000	15,263

Microsoft Corp. sr. unsec. unsub. notes 5.3s, 2041			25,000	31,231

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019			85,000	94,151

Oracle Corp. sr. unsec. unsub. notes 5 3/8s, 2040			35,000	42,937

Oracle Corp. sr. unsec. unsub. notes 2 1/2s, 2022			80,000	79,980

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2019			13,000	13,390

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			13,000	12,805

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019			21,000	23,763

				1,658,095
Transportation (0.2%)

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			18,000	18,900

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			35,000	42,128

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			35,000	43,673

CSX Corp. sr. unsec. unsub. notes 4.1s, 2044			70,000	72,904

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			42,338	48,901

FedEx Corp. company guaranty sr. unsec. unsub. notes 2 5/8s, 2022			15,000	14,991

Kansas City Southern Railway Co. (The) company guaranty sr. unsec. notes 4.3s, 2043			16,000	16,899

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A, 3 3/4s, 2026			45,000	46,969

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			12,685	13,747

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			19,000	19,000

				338,112
Utilities and power (1.5%)

AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025			25,000	24,750

AES Corp./Virginia (The) sr. unsec. unsub. notes 8s, 2017			32,000	37,000

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			27,000	29,970

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023			7,000	6,851

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035			25,000	31,401

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			15,000	16,899

Beaver Valley Funding Corp. sr. bonds 9s, 2017			2,000	2,160

Calpine Corp. sr. unsec. notes 5 3/4s, 2025			35,000	35,263

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			4,000	4,280

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			3,000	3,251

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037			10,000	11,398

Commonwealth Edison Co. 1st mtge. bonds 5.9s, 2036			28,000	36,784

Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7 1/8s, 2018			83,000	98,859

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.2s, 2042			45,000	48,189

DPL, Inc. sr. unsec. notes 6 1/2s, 2016			5,000	5,250

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016			95,000	97,083

Dynegy Finance I, Inc./Dynegy Finance II, Inc. 144A company guaranty sr. notes 6 3/4s, 2019			35,000	36,225

Electricite de France (EDF) 144A jr. unsec. sub. FRN notes 5 5/8s, perpetual maturity (France)			150,000	159,069

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)			20,000	28,004

Electricite de France (EDF) 144A sr. unsec. notes 6 1/2s, 2019 (France)			60,000	70,173

Electricite de France (EDF) 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)			290,000	302,325

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)			15,869	17,416

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			13,000	14,560

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			30,000	34,644

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			25,000	27,235

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			80,000	85,526

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			5,000	5,125

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			10,000	10,200

EP Energy, LLC/Everest Acquisition Finance, Inc. sr. unsec. notes 9 3/8s, 2020			27,000	28,283

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			54,000	56,522

FirstEnergy Corp. sr. unsec. unsub. notes 2 3/4s, 2018			8,000	8,193

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			23,000	23,288

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			4,000	4,080

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			35,000	39,139

Kansas Gas and Electric Co. bonds 5.647s, 2021			10,128	10,229

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 5.4s, 2044			12,000	12,433

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 3 1/2s, 2021			80,000	80,529

Kinder Morgan, Inc./DE company guaranty sr. unsec. unsub. notes 4.3s, 2025			25,000	25,661

Kinder Morgan, Inc./DE sr. notes Ser. GMTN, 7 3/4s, 2032			17,000	20,923

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036			39,000	50,837

MidAmerican Funding, LLC sr. bonds 6.927s, 2029			50,000	67,716

Nevada Power Co. mtge. notes 7 1/8s, 2019			40,000	47,892

NiSource Finance Corp. company guaranty sr. unsec. notes 6 1/8s, 2022			25,000	30,024

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			60,000	64,500

NRG Yield Operating, LLC 144A company guaranty sr. unsec. notes 5 3/8s, 2024			10,000	10,400

NSTAR Electric Co. sr. unsec. unsub. notes 2 3/8s, 2022 (Canada)			75,000	73,936

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022			25,000	27,417

Oncor Electric Delivery Co., LLC 144A sr. bonds 3 3/4s, 2045			75,000	75,156

Pacific Gas & Electric Co. sr. unsec. notes 6.05s, 2034			40,000	52,259

Potomac Edison Co. (The) 144A sr. bonds 5.8s, 2016			76,000	80,136

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022			60,000	65,176

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5 1/2s, 2040			25,000	32,571

Puget Sound Energy, Inc. jr. sub. FRN notes Ser. A, 6.974s, 2067			103,000	104,674

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			14,000	15,190

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			13,000	13,423

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5s, 2022			10,000	10,400

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			14,000	14,070

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			20,000	20,550

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015			5,000	5,022

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)			13,000	8,125

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN notes 6.35s, 2067 (Canada)			30,000	29,100

Union Electric Co. sr. notes 6.4s, 2017			50,000	55,310

West Penn Power Co. 144A sr. bonds 5.95s, 2017			25,000	27,808

				2,570,862

Total corporate bonds and notes (cost $30,967,909)				$32,402,760

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (12.5%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.5%)

Government National Mortgage Association Pass-Through Certificates
6 1/2s, with due dates from May 20, 2037 to November 20, 2039			$725,452	$838,623
3 1/2s, TBA, May 1, 2045			5,000,000	5,250,000

				6,088,623
U.S. Government Agency Mortgage Obligations (9.0%)

Federal National Mortgage Association Pass-Through Certificates
6s, TBA, April 1, 2045			2,000,000	2,280,625
4 1/2s, TBA, May 1, 2045			1,000,000	1,088,125
4 1/2s, TBA, April 1, 2045			1,000,000	1,090,938
4s, TBA, April 1, 2045			5,000,000	5,346,485
3s, TBA, April 1, 2045			3,000,000	3,067,500
3s, TBA, April 1, 2030			3,000,000	3,144,844

				16,018,517

Total U.S. government and agency mortgage obligations (cost $21,930,880)				$22,107,140

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes 0.875%, September 15, 2016(i)			$71,000	$71,479

Total U.S. treasury Obligations (cost $71,479)				$71,479

MORTGAGE-BACKED SECURITIES (2.9%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (0.4%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 25.091s, 2037			$20,787	$32,976
IFB Ser. 3072, Class SM, 23.157s, 2035			26,054	39,836
IFB Ser. 3072, Class SB, 23.01s, 2035			24,142	36,779
IFB Ser. 3249, Class PS, 21.699s, 2036			23,580	35,167
IFB Ser. 3065, Class DC, 19.337s, 2035			47,821	70,430
IFB Ser. 2990, Class LB, 16 1/2s, 2034			39,816	53,395
IFB Ser. 310, Class S4, IO, 5.776s, 2043			93,981	24,142
IFB Ser. 308, Class S1, IO, 5.776s, 2043			171,326	44,229
IFB Ser. 314, Class AS, IO, 5.716s, 2043			205,036	52,359

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 23.93s, 2036			37,282	58,485
IFB Ser. 05-45, Class DA, 23.783s, 2035			49,422	76,595
IFB Ser. 07-53, Class SP, 23.563s, 2037			31,804	49,452
IFB Ser. 05-75, Class GS, 19.729s, 2035			16,410	22,755
Ser. 06-46, Class OC, PO, zero %, 2036			12,574	11,297

Government National Mortgage Association
IFB Ser. 13-129, Class CS, IO, 5.974s, 2042			197,772	28,754
Ser. 10-9, Class UI, IO, 5s, 2040			164,588	30,795
Ser. 13-14, IO, 3 1/2s, 2042			563,716	69,754
Ser. 12-141, Class WI, IO, 3 1/2s, 2041			656,776	71,654

				808,854
Commercial mortgage-backed securities (1.9%)

Banc of America Commercial Mortgage Trust
Ser. 07-2, Class A2, 5.597s, 2049			4,458	4,471
FRB Ser. 07-3, Class A3, 5.575s, 2049			84,663	84,917
Ser. 06-5, Class A3, 5.39s, 2047			58,000	58,000
FRB Ser. 07-1, Class XW, IO, 0.298s, 2049			824,370	6,536

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.368s, 2051			1,974,915	15,622

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.603s, 2041			74,136	925
Ser. 02-PB2, Class XC, IO, 0.269s, 2035			8,241	4
FRB Ser. 04-4, Class XC, IO, 0.182s, 2042			140,228	325

Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 04-PR3I, Class X1, IO, 0.33s, 2041			54,219	124

Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW14, Class X1, IO, 0.642s, 2038			1,254,099	17,771

Capmark Mortgage Securities Inc. FRB Ser. 97-C1, Class X, IO, 1.227s, 2029			28,874	1,229

CD Commercial Mortgage Trust 144A Ser. 07-CD4, Class XW, IO, 0.357s, 2049			1,158,389	9,267

Citigroup Commercial Mortgage Trust FRB Ser. 05-C3, Class AJ, 4.96s, 2043			38,834	38,760

Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.535s, 2049			6,547,687	58,929

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049			91,000	94,762
FRB Ser. 05-LP5, Class D, 5.27s, 2043			94,000	94,211
Ser. 14-UBS6, Class C, 4.467s, 2047			41,000	42,408
FRB Ser. 14-CR18, Class XA, IO, 1.3s, 2047			523,904	40,304
FRB Ser. 14-CR16, Class XA, IO, 1.268s, 2047			451,860	33,097
FRB Ser. 14-CR17, Class XA, IO, 1.207s, 2047			889,274	64,787
FRB Ser. 14-UBS6, Class XA, IO, 1.086s, 2047			1,012,986	71,996
FRB Ser. 14-LC17, Class XA, IO, 1.034s, 2047			509,336	30,213
FRB Ser. 13-CR13, Class XA, IO, 1.008s, 2023			681,726	38,354
FRB Ser. 06-C8, Class XS, IO, 0.518s, 2046			5,317,621	35,522

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.038s, 2049			6,217,159	21,138

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			35,344	38,260
FRB Ser. 02-CP3, Class AX, IO, 0.931s, 2035			5,404	137

First Union National Bank-Bank of America, NA Commercial Mortgage Trust 144A FRB Ser. 01-C1, Class 3, IO, 1.394s, 2033			18,182	29

GCCFC Commercial Mortgage Trust
FRB Ser. 05-GG3, Class E, 5.087s, 2042			55,000	54,930
FRB Ser. 05-GG3, Class D, 4.986s, 2042			43,000	42,943

GE Business Loan Trust 144A FRB Ser. 04-2, Class D, 2.925s, 2032			13,311	11,168

GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class B, 4.821s, 2048			19,496	19,489

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3, Class XC, IO, 0.139s, 2045			20,832,882	2,559

GE Commercial Mortgage Corp. Trust 144A Ser. 07-C1, Class XC, IO, 0.158s, 2049			7,794,617	28,061

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C2, Class A4, 5.301s, 2038			445	446

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 0.585s, 2043			980,009	1,237

GS Mortgage Securities Corp. II Ser. 05-GG4, Class B, 4.841s, 2039			219,000	218,735

GS Mortgage Securities Trust 144A
FRB Ser. 06-GG8, Class X, IO, 0.546s, 2039			8,334,878	48,259
FRB Ser. 06-GG6, Class XC, IO, 0.004s, 2038			1,339,711	548

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.075s, 2051			29,500	31,062
FRB Ser. 06-LDP7, Class B, 5.841s, 2045			107,000	75,622
Ser. 06-LDP8, Class B, 5.52s, 2045			36,000	36,309
Ser. 06-LDP8, Class AJ, 5.48s, 2045			138,000	141,857
FRB Ser. 13-C10, Class C, 4.159s, 2047			83,000	86,199
FRB Ser. 06-LDP8, Class X, IO, 0.535s, 2045			1,473,689	8,767
FRB Ser. 07-LDPX, Class X, IO, 0.279s, 2049			3,392,555	37,359

JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 05-CB12, Class X1, IO, 0.372s, 2037			1,713,846	1,404

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031			15,957	16,954
Ser. 98-C4, Class H, 5.6s, 2035			42,932	44,720

LB-UBS Commercial Mortgage Trust
Ser. 06-C7, Class A2, 5.3s, 2038			72,974	73,061
Ser. 06-C1, Class AJ, 5.276s, 2041			39,000	39,667

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 04-C4, Class H, 6.645s, 2036			100,000	99,850
FRB Ser. 06-C6, Class XCL, IO, 0.674s, 2039			8,147,782	72,442
FRB Ser. 06-C7, Class XCL, IO, 0.634s, 2038			1,922,543	17,403
FRB Ser. 06-C7, Class XW, IO, 0.634s, 2038			1,089,616	9,863
FRB Ser. 05-C2, Class XCL, IO, 0.548s, 2040			110,909	20
FRB Ser. 05-C5, Class XCL, IO, 0.419s, 2040			2,494,013	8,512
FRB Ser. 05-C7, Class XCL, IO, 0.216s, 2040			1,920,815	2,215

Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3, 5.837s, 2050			36,768	36,821

Merrill Lynch Mortgage Trust 144A
FRB Ser. 05-MCP1, Class XC, IO, 0.646s, 2043			1,241,302	556
FRB Ser. 04-KEY2, Class XC, IO, 0.478s, 2039			77,278	149

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 06-C4, Class X, IO, 5.228s, 2045			304,344	41,300
FRB Ser. 05-C3, Class X, IO, 5.199s, 2044			68,103	1,532

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C11, Class C, 4.416s, 2046			72,000	75,473
FRB Ser. 14-C17, Class XA, IO, 1.285s, 2047			463,787	36,027
FRB Ser. 13-C12, Class XA, IO, 1.005s, 2046			395,631	19,458

Morgan Stanley Capital I Trust
FRB Ser. 07-HQ12, Class A2, 5.671s, 2049			12,604	12,619
Ser. 07-IQ14, Class A2, 5.61s, 2049			46,972	47,217

Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E, 5.183s, 2049			41,000	44,104

Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			91,205	91,618

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 4.959s, 2049			50,000	54,373
FRB Ser. 12-C4, Class XA, IO, 1.844s, 2045			239,838	23,831

Wachovia Bank Commercial Mortgage Trust FRB Ser. 07-C34, IO, 0.306s, 2046			1,289,011	9,668

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C18, Class XC, IO, 0.441s, 2042			886,287	310
FRB Ser. 06-C26, Class XC, IO, 0.047s, 2045			1,366,970	1,217

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.301s, 2046			100,000	95,385

WF-RBS Commercial Mortgage Trust Ser. 14-C19, Class C, 4.646s, 2047			143,000	152,896

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.467s, 2044			223,000	243,153
FRB Ser. 12-C10, Class D, 4.458s, 2045			49,000	48,786
Ser. 14-C19, Class D, 4.234s, 2047			25,000	23,472
FRB Ser. 12-C10, Class XA, IO, 1.787s, 2045			794,737	77,018
FRB Ser. 13-C12, Class XA, IO, 1.49s, 2048			616,659	48,639

				3,319,381
Residential mortgage-backed securities (non-agency) (0.6%)

BCAP, LLC Trust 144A
FRB Ser. 12-RR10, Class 9A2, 2.687s, 2035			40,000	38,000
FRB Ser. 15-RR2, Class 22A3, 0.361s, 2035			150,000	134,250

Bear Stearns Alt-A Trust FRB Ser. 05-7, Class 11A2, 0.854s, 2035			92,142	84,079

Countrywide Alternative Loan Trust FRB Ser. 06-OA3, Class 2A1, 0.384s, 2036			68,925	55,985

CSMC Trust 144A FRB Ser. 13-5R, Class 1A6, 0.432s, 2036			40,000	32,852

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 05-WCW3, Class M2, 0.664s, 2035			100,000	78,190

RBSSP Resecuritization Trust 144A
FRB Ser. 10-1, Class 3A2, 5.201s, 2035			50,000	48,765
FRB Ser. 09-12, Class 16A2, 2.568s, 2035			80,000	71,800

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 06-AR1, Class 2A1B, 1.198s, 2046			98,360	88,032
FRB Ser. 06-AR3, Class A1B, 1.128s, 2046			47,483	38,604
FRB Ser. 05-AR13, Class A1C3, 0.664s, 2045			89,688	78,925
FRB Ser. 05-AR9, Class A1C3, 0.654s, 2045			100,150	92,138
FRB Ser. 05-AR13, Class A1B3, 0.534s, 2045			171,005	153,050

Wells Fargo Mortgage Loan Trust 144A FRB Ser. 12-RR2, Class 1A2, 0.351s, 2047			100,000	74,000

				1,068,670

Total mortgage-backed securities (cost $4,885,677)				$5,196,905

ASSET-BACKED SECURITIES (1.7%)(a)
			Principal amount	Value

Station Place Securitization Trust FRB Ser. 14-3, Class A, 1.056s, 2016			$1,765,000	$1,765,000

Station Place Securitization Trust 144A FRB Ser. 14-2, Class A, 1.055s, 2016			1,193,000	1,193,000

Total asset-backed securities (cost $2,958,000)				$2,958,000

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.7%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina) (In default)(NON)			$56,082	$54,679

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			40,000	38,880

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			414,000	401,994

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)			68,700	63,857

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina) (In default)(NON)			225,728	226,292

Brazil (Federal Republic of) unsec. notes 10s, 2021 (Brazil) (units)		BRL	805	229,534

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024 (South Africa)			$135,000	142,763

Total foreign government and agency bonds and notes (cost $1,242,257)				$1,157,999

SENIOR LOANS (0.2%)(a)(c)
			Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 9.005s, 2017			$143,527	$131,058

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 11 3/4s, 2017			14,925	13,563

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			49,625	43,869

First Data Corp. bank term loan FRN 4.174s, 2021			10,568	10,609

First Data Corp. bank term loan FRN Ser. B, 3.674s, 2018			99,303	99,200

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			24,601	24,495

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.662s, 2017			101,971	60,946

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.662s, 2017			1,047	626

Total senior loans (cost $427,304)				$384,366

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			93	$94,991

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP			680	17,850

HSBC USA, Inc. $0.88 pfd. (United Kingdom)(S)			4,020	92,862

M/I Homes, Inc. Ser. A, $2.438 pfd.			880	22,528

Total preferred stocks (cost $181,341)				$228,231

INVESTMENT COMPANIES (—%)(a)
			Shares	Value

Hercules Technology Growth Capital, Inc.			1,240	$16,715

Market Vectors Russia ETF (Russia)			1,168	19,868

Market Vectors Vietnam ETF (Vietnam)			1,110	18,737

Solar Capital, Ltd.			1,047	21,191

Total investment companies (cost $81,301)				$76,511

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

EPR Properties Ser. C, $1.44 cv. pfd.(R)			1,280	$30,980

Total convertible preferred stocks (cost $23,395)				$30,980

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$10,000	$11,844

Jazz Technologies, Inc. 144A cv. company guaranty sr. unsec. notes 8s, 2018			11,000	18,858

Total convertible bonds and notes (cost $20,295)				$30,702

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	$1.70	7,932	$—

Total warrants (cost $1,586)				$—

SHORT-TERM INVESTMENTS (17.7%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.22%(d)		Shares	1,710,559	$1,710,559

Putnam Short Term Investment Fund 0.09%(AFF)		Shares	26,619,488	26,619,488

SSgA Prime Money Market Fund Class N 0.02%(P)		Shares	500,000	500,000

U.S. Treasury Bills with effective yields ranging from 0.02% to 0.04%, April 16, 2015(SEG)(SEGCCS)(SEGSF)			$1,630,000	1,629,982

U.S. Treasury Bills with effective yields ranging from 0.01% to 0.02%, April 2, 2015			200,000	200,000

U.S. Treasury Bills with effective yields ranging from 0.02% to 0.04%, April 23, 2015(SEGSF)			40,000	39,999

U.S. Treasury Bills with effective yields ranging from zero% to 0.02%, April 30, 2015(SEG)(SEGSF)			390,000	389,997

U.S. Treasury Bills with an effective yield of 0.03%, April 9, 2015(SEG)(SEGCCS)			225,000	224,999

U.S. Treasury Bills with effective yields ranging from zero% to 0.02%, May 21, 2015(SEGCCS)(SEGSF)			48,000	47,999

Total short-term investments (cost $31,363,023)				$31,363,023

TOTAL INVESTMENTS

Total investments (cost $173,582,223)(b)				$196,795,139

FORWARD CURRENCY CONTRACTS at 3/31/15 (aggregate face value $31,433,525) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/15/15	$96,655	$96,426	$229
	British Pound	Buy	6/17/15	87,179	90,386	(3,207)
	Canadian Dollar	Sell	4/15/15	169,332	181,617	12,285
	Euro	Sell	6/17/15	2,234,211	2,341,327	107,116
	Norwegian Krone	Buy	6/17/15	9,540	7,223	2,317
Barclays Bank PLC
	Australian Dollar	Buy	4/15/15	63,929	58,542	5,387
	Canadian Dollar	Sell	4/15/15	150,938	173,004	22,066
	Euro	Sell	6/17/15	81,588	87,780	6,192
	Hong Kong Dollar	Sell	5/20/15	126,601	126,551	(50)
	Japanese Yen	Sell	5/20/15	82,802	84,453	1,651
	Mexican Peso	Buy	4/15/15	174,254	179,191	(4,937)
	New Zealand Dollar	Buy	4/15/15	128,500	131,034	(2,534)
	Norwegian Krone	Buy	6/17/15	87,693	88,041	(348)
	Singapore Dollar	Sell	5/20/15	375,336	377,715	2,379
	Swedish Krona	Buy	6/17/15	90,237	93,051	(2,814)
	Swiss Franc	Sell	6/17/15	477,407	485,172	7,765
Citibank, N.A.
	Australian Dollar	Buy	4/15/15	177,785	182,149	(4,364)
	British Pound	Buy	6/17/15	2,134,245	2,221,117	(86,872)
	Canadian Dollar	Sell	4/15/15	646,777	677,097	30,320
	Chilean Peso	Buy	4/15/15	186,485	185,763	722
	Danish Krone	Sell	6/17/15	322,296	336,989	14,693
	Euro	Sell	6/17/15	1,440,930	1,504,621	63,691
	Japanese Yen	Sell	5/20/15	130,046	132,751	2,705
	Mexican Peso	Buy	4/15/15	178,270	176,660	1,610
	New Zealand Dollar	Sell	4/15/15	4,256	12,446	8,190
	Norwegian Krone	Buy	6/17/15	33,415	27,378	6,037
	Philippine Peso	Buy	5/20/15	88,546	89,950	(1,404)
	Swiss Franc	Sell	6/17/15	177,131	180,235	3,104
Credit Suisse International
	Australian Dollar	Sell	4/15/15	85,467	92,584	7,117
	British Pound	Sell	6/17/15	522,923	535,011	12,088
	Canadian Dollar	Sell	4/15/15	478,314	495,202	16,888
	Euro	Sell	6/17/15	155,427	162,335	6,908
	Indian Rupee	Buy	5/20/15	358,212	360,174	(1,962)
	Japanese Yen	Sell	5/20/15	303,833	310,035	6,202
	New Zealand Dollar	Buy	4/15/15	141,117	143,786	(2,669)
	Norwegian Krone	Buy	6/17/15	15,958	16,674	(716)
	Swedish Krona	Sell	6/17/15	92,294	95,147	2,853
	Swiss Franc	Sell	6/17/15	20,852	21,208	356
Deutsche Bank AG
	Australian Dollar	Buy	4/15/15	761	2,180	(1,419)
	British Pound	Buy	6/17/15	91,330	90,989	341
	Canadian Dollar	Sell	4/15/15	261,379	261,165	(214)
	Euro	Sell	6/17/15	208,922	226,191	17,269
	New Zealand Dollar	Buy	4/15/15	127,678	122,824	4,854
	Norwegian Krone	Sell	6/17/15	161,176	168,421	7,245
	Polish Zloty	Sell	6/17/15	177,386	180,571	3,185
	Swedish Krona	Sell	6/17/15	125,578	129,495	3,917
	Swiss Franc	Sell	6/17/15	30,864	31,383	519
	Turkish Lira	Buy	6/17/15	24,258	28,008	(3,750)
Goldman Sachs International
	Australian Dollar	Buy	4/15/15	178,774	185,449	(6,675)
	British Pound	Buy	6/17/15	87,030	90,234	(3,204)
	Canadian Dollar	Sell	4/15/15	51,076	46,617	(4,459)
	Euro	Buy	6/17/15	60,599	63,284	(2,685)
	New Zealand Dollar	Buy	4/15/15	88,180	90,047	(1,867)
	Norwegian Krone	Sell	6/17/15	53,238	55,642	2,404
HSBC Bank USA, National Association
	Australian Dollar	Sell	4/15/15	64,081	71,088	7,007
	British Pound	Sell	6/17/15	2,014,449	2,088,662	74,213
	Canadian Dollar	Buy	4/15/15	50,287	57,727	(7,440)
	Chinese Yuan (Onshore)	Buy	5/20/15	182,123	182,818	(695)
	Euro	Buy	6/17/15	3,874	8,382	(4,508)
	Japanese Yen	Sell	5/20/15	566,241	577,566	11,325
	New Taiwan Dollar	Sell	5/20/15	184,467	182,591	(1,876)
	New Zealand Dollar	Buy	4/15/15	86,463	88,280	(1,817)
	Swedish Krona	Buy	6/17/15	6,127	6,319	(192)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/15/15	268,047	279,594	(11,547)
	British Pound	Sell	6/17/15	1,398,862	1,436,129	37,267
	Canadian Dollar	Sell	4/15/15	187,805	192,046	4,241
	Euro	Sell	6/17/15	1,270,219	1,316,457	46,238
	Indian Rupee	Buy	5/20/15	192,520	193,684	(1,164)
	Japanese Yen	Sell	5/20/15	86,832	88,573	1,741
	Malaysian Ringgit	Buy	5/20/15	20,811	19,688	1,123
	Mexican Peso	Buy	4/15/15	171,443	172,932	(1,489)
	New Zealand Dollar	Sell	4/15/15	36,512	33,830	(2,682)
	Norwegian Krone	Buy	6/17/15	17,952	14,532	3,420
	Philippine Peso	Buy	5/20/15	88,546	89,971	(1,425)
	Singapore Dollar	Sell	5/20/15	175,841	179,092	3,251
	South Korean Won	Sell	5/20/15	181,614	181,066	(548)
	Swedish Krona	Buy	6/17/15	72,019	78,169	(6,150)
	Swiss Franc	Sell	6/17/15	10,219	12,492	2,273
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	4/15/15	137,143	140,757	(3,614)
	British Pound	Buy	6/17/15	176,878	183,344	(6,466)
	Canadian Dollar	Sell	4/15/15	248,196	261,402	13,206
	Euro	Sell	6/17/15	64,259	73,168	8,909
	New Zealand Dollar	Sell	4/15/15	14,111	11,395	(2,716)
	Norwegian Krone	Buy	6/17/15	4,027	4,208	(181)
	Singapore Dollar	Sell	5/20/15	349,353	355,814	6,461
	Swedish Krona	Buy	6/17/15	1,768	7,806	(6,038)
State Street Bank and Trust Co.
	Australian Dollar	Sell	4/15/15	421,933	446,657	24,724
	British Pound	Sell	6/17/15	113,569	112,124	(1,445)
	Canadian Dollar	Sell	4/15/15	487,392	503,751	16,359
	Chilean Peso	Buy	4/15/15	224	2,808	(2,584)
	Euro	Buy	6/17/15	239,168	242,246	(3,078)
	Hungarian Forint	Buy	6/17/15	178,021	182,288	(4,267)
	Israeli Shekel	Buy	4/15/15	360,844	369,146	(8,302)
	Israeli Shekel	Sell	4/15/15	360,844	359,894	(950)
	Japanese Yen	Sell	5/20/15	89,598	91,426	1,828
	Malaysian Ringgit	Buy	5/20/15	7,717	7,163	554
	New Zealand Dollar	Buy	4/15/15	47,786	46,857	929
	Norwegian Krone	Buy	6/17/15	4,857	5,074	(217)
	Singapore Dollar	Sell	5/20/15	177,224	180,525	3,301
	Swedish Krona	Sell	6/17/15	87,458	90,133	2,675
	Swiss Franc	Sell	6/17/15	28,180	28,664	484
	Turkish Lira	Sell	6/17/15	29,916	23,422	(6,494)
UBS AG
	Australian Dollar	Sell	4/15/15	154,876	163,245	8,369
	British Pound	Buy	6/17/15	612,622	635,176	(22,554)
	Canadian Dollar	Sell	4/15/15	127,808	136,999	9,191
	Chilean Peso	Buy	4/15/15	224	2,862	(2,638)
	Euro	Buy	6/17/15	2,992,619	3,111,837	(119,218)
	Japanese Yen	Sell	5/20/15	56,405	57,585	1,180
	New Taiwan Dollar	Sell	5/20/15	184,467	181,816	(2,651)
	New Zealand Dollar	Sell	4/15/15	14,709	10,405	(4,304)
	Norwegian Krone	Buy	6/17/15	40,662	36,700	3,962
	Swedish Krona	Buy	6/17/15	1,605	7,565	(5,960)
WestPac Banking Corp.
	Australian Dollar	Sell	4/15/15	98,177	103,497	5,320
	Canadian Dollar	Sell	4/15/15	304,798	322,436	17,638
	Euro	Sell	6/17/15	236,693	247,214	10,521
	Japanese Yen	Sell	5/20/15	566,241	577,809	11,568
	New Zealand Dollar	Buy	4/15/15	218,687	223,294	(4,607)

Total						$343,916

FUTURES CONTRACTS OUTSTANDING at 3/31/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Amsterdam Exchange index (Long)	16	$1,682,724	Apr-15	$(19,652)
DAX Index (Short)	5	1,614,287	Jun-15	9,356
Euro STOXX 50 Index (Long)	54	2,108,286	Jun-15	15,818
MSCI EAFE Index Mini (Short)	19	1,738,405	Jun-15	(8,145)
Russell 2000 Index Mini (Short)	52	6,494,280	Jun-15	(139,738)
S&P 500 Index (Long)	1	515,200	Jun-15	7,209
S&P 500 Index E-Mini (Long)	109	11,231,360	Jun-15	133,793
S&P Mid Cap 400 Index E-Mini (Long)	13	1,975,740	Jun-15	54,053
SPI 200 Index (Short)	8	896,614	Jun-15	(6,425)
U.S. Treasury Bond 30 yr (Long)	8	1,311,000	Jun-15	11,243
U.S. Treasury Bond Ultra 30 yr (Long)	16	2,718,000	Jun-15	87,992
U.S. Treasury Note 2 yr (Long)	43	9,423,719	Jun-15	33,930
U.S. Treasury Note 2 yr (Short)	26	5,698,063	Jun-15	(21,130)
U.S. Treasury Note 5 yr (Long)	66	7,933,922	Jun-15	88,619
U.S. Treasury Note 10 yr (Long)	18	2,320,313	Jun-15	34,488
U.S. Treasury Note 10 yr (Short)	28	3,609,375	Jun-15	4,569

Total				$285,980

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/15 (premiums $38,821) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

JPMorgan Chase Bank N.A.

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	$218,000	$32,438

Total			$32,438

TBA SALE COMMITMENTS OUTSTANDING at 3/31/15 (proceeds receivable $1,088,750) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4 1/2s, April 1, 2045	$1,000,000	4/14/15	$1,090,938

Total			$1,090,938

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/15 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$100,000	(E)	$(2,801)	6/17/45	3 month USD-LIBOR-BBA	2.50%	$(941)
	347,000	(E)	8,660	6/17/45	2.50%	3 month USD-LIBOR-BBA	2,207
	700,000	(E)	(6,890)	6/17/25	3 month USD-LIBOR-BBA	2.20%	570
	2,386,000	(E)	21,394	6/17/25	2.20%	3 month USD-LIBOR-BBA	(4,035)
	4,600,000	(E)	(6,498)	6/17/17	3 month USD-LIBOR-BBA	1.10%	8,062
	11,238,000	(E)	13,991	6/17/17	1.10%	3 month USD-LIBOR-BBA	(21,578)
	2,600,000	(E)	(11,336)	6/17/20	3 month USD-LIBOR-BBA	1.80%	10,900
	3,017,000	(E)	13,461	6/17/20	1.80%	3 month USD-LIBOR-BBA	(12,342)

	Total		$29,981	$(17,157)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$16,156	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(206)
	184,736	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,327)
	3,449	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	17
	10,045	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	47
	79,866	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	643
	200,815	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,010
	98,491	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	495
	16,742	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	79
	54,347	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	256
	39,408	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	186
	45,015	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(206)
	8,070	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(43)
	3,998	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(21)
	3,998	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(21)
	8,070	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(43)
	21,027	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(111)
	8,070	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(43)
	244,836	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,084)
	7,665	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	39
	16,140	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(85)
	65,150	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	674
	6,132	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	31
Citibank, N.A.
	38,707	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	195
baskets	59	—	12/17/15	(3 month USD-LIBOR-BBA plus 42 bp)	A basket (CGPUTQL2) of common stocks	5,001
units	1,294	—	12/17/15	3 month USD-LIBOR-BBA plus 15 bp	Russell 1000 Total Return Index	13,149
Credit Suisse International
	$322,447	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	2,595
	232,332	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,927)
Goldman Sachs International
	39,885	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(509)
	39,885	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(509)
	10,487	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(132)
	197,502	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,704)
	372,296	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,687)

Total		$—	$6,759

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$912	$16,000	5/11/63	300 bp	$1,086
	CMBX NA BBB- Index	BBB-/P	926	15,000	5/11/63	300 bp	1,089
	CMBX NA BBB- Index	BBB-/P	482	8,000	5/11/63	300 bp	569
	CMBX NA BBB- Index	BBB-/P	273	4,000	5/11/63	300 bp	317
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	1,219	11,000	5/11/63	300 bp	1,339
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	1,108	27,000	5/11/63	300 bp	1,402
	CMBX NA BBB- Index	BBB-/P	1,226	16,000	5/11/63	300 bp	1,400
	CMBX NA BBB- Index	BBB-/P	1,093	15,000	5/11/63	300 bp	1,256
	CMBX NA BBB- Index	BBB-/P	1,118	14,000	5/11/63	300 bp	1,270
	CMBX NA BBB- Index	BBB-/P	426	14,000	5/11/63	300 bp	578
	CMBX NA BBB- Index	BBB-/P	215	14,000	5/11/63	300 bp	367
	CMBX NA BBB- Index	BBB-/P	1,469	13,000	5/11/63	300 bp	1,610
	CMBX NA BBB- Index	BBB-/P	1,007	13,000	5/11/63	300 bp	1,148
	CMBX NA BBB- Index	BBB-/P	855	13,000	5/11/63	300 bp	997
	CMBX NA BBB- Index	BBB-/P	796	10,000	5/11/63	300 bp	905
	CMBX NA BBB- Index	BBB-/P	62	8,000	5/11/63	300 bp	149
	CMBX NA BBB- Index	BBB-/P	93	8,000	5/11/63	300 bp	180
	CMBX NA BBB- Index	BBB-/P	19	1,000	5/11/63	300 bp	30
	CMBX NA BBB- Index	—	77	7,000	5/11/63	(300 bp)	1
	CMBX NA BBB- Index	BBB-/P	70	9,000	1/17/47	300 bp	(2)
	CMBX NA BBB- Index	BBB-/P	64	9,000	1/17/47	300 bp	(8)
	CMBX NA BB Index	—	80	4,000	5/11/63	(500 bp)	17
	CMBX NA BB Index	—	(22)	6,000	5/11/63	(500 bp)	(116)
	CMBX NA BB Index	—	33	6,000	5/11/63	(500 bp)	(62)
	CMBX NA BB Index	—	(46)	6,000	5/11/63	(500 bp)	(141)
	CMBX NA BB Index	—	(57)	6,000	5/11/63	(500 bp)	(152)
	CMBX NA BB Index	—	(55)	6,000	5/11/63	(500 bp)	(149)
	CMBX NA BB Index	—	108	7,000	5/11/63	(500 bp)	(2)
	CMBX NA BB Index	—	211	8,000	5/11/63	(500 bp)	85
	CMBX NA BB Index	—	(210)	12,000	5/11/63	(500 bp)	(399)
	CMBX NA BB Index	—	(89)	17,000	5/11/63	(500 bp)	(357)
	CMBX NA BB Index	—	(233)	12,000	5/11/63	(500 bp)	(422)
	CMBX NA BBB- Index	BBB-/P	(362)	24,000	5/11/63	300 bp	(101)
	CMBX NA BBB- Index	BBB-/P	(296)	24,000	5/11/63	300 bp	(35)
	CMBX NA BBB- Index	BBB-/P	(445)	23,000	5/11/63	300 bp	(195)
	CMBX NA BBB- Index	BBB-/P	1,811	17,000	5/11/63	300 bp	1,996
	CMBX NA BBB- Index	BBB-/P	69	15,000	5/11/63	300 bp	233
	CMBX NA BBB- Index	BBB-/P	(151)	15,000	5/11/63	300 bp	13
	CMBX NA BBB- Index	BBB-/P	56	12,000	5/11/63	300 bp	186
	CMBX NA BBB- Index	BBB-/P	73	12,000	5/11/63	300 bp	203
	CMBX NA BBB- Index	BBB-/P	(217)	12,000	5/11/63	300 bp	(86)
	CMBX NA BBB- Index	BBB-/P	8	12,000	5/11/63	300 bp	139
	CMBX NA BBB- Index	BBB-/P	42	12,000	5/11/63	300 bp	172
	CMBX NA BBB- Index	BBB-/P	286	12,000	5/11/63	300 bp	416
	CMBX NA BBB- Index	BBB-/P	7	11,000	5/11/63	300 bp	127
	CMBX NA BBB- Index	BBB-/P	526	11,000	5/11/63	300 bp	646
	CMBX NA BBB- Index	BBB-/P	119	10,000	5/11/63	300 bp	228
	CMBX NA BBB- Index	BBB-/P	99	10,000	5/11/63	300 bp	208
	CMBX NA BBB- Index	BBB-/P	(94)	10,000	5/11/63	300 bp	15
	CMBX NA BBB- Index	BBB-/P	(100)	10,000	5/11/63	300 bp	9
	CMBX NA BBB- Index	BBB-/P	(33)	10,000	5/11/63	300 bp	75
	CMBX NA BBB- Index	BBB-/P	(33)	10,000	5/11/63	300 bp	75
	CMBX NA BBB- Index	BBB-/P	(84)	10,000	5/11/63	300 bp	25
	CMBX NA BBB- Index	BBB-/P	27	10,000	5/11/63	300 bp	136
	CMBX NA BBB- Index	BBB-/P	(34)	10,000	5/11/63	300 bp	75
	CMBX NA BBB- Index	BBB-/P	(30)	5,000	5/11/63	300 bp	24
	CMBX NA BBB- Index	BBB-/P	(48)	5,000	5/11/63	300 bp	7
	CMBX NA BBB- Index	BBB-/P	43	1,000	5/11/63	300 bp	54
	CMBX NA BBB- Index	—	(610)	13,000	1/17/47	(300 bp)	(511)
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(90)	13,000	5/11/63	300 bp	52
	CMBX NA BB Index	—	31	3,000	5/11/63	(500 bp)	(17)
	CMBX NA BB Index	—	4	3,000	5/11/63	(500 bp)	(44)
	CMBX NA BB Index	—	90	4,000	5/11/63	(500 bp)	27
	CMBX NA BB Index	—	(58)	6,000	5/11/63	(500 bp)	(152)
	CMBX NA BB Index	—	(95)	9,000	5/11/63	(500 bp)	(237)
	CMBX NA BBB- Index	BBB-/P	(200)	12,000	5/11/63	300 bp	(69)
	CMBX NA BBB- Index	BBB-/P	126	11,000	5/11/63	300 bp	245
	CMBX NA BBB- Index	BBB-/P	(80)	10,000	5/11/63	300 bp	29
	CMBX NA BBB- Index	BBB-/P	60	10,000	5/11/63	300 bp	168
	CMBX NA BBB- Index	BBB-/P	(94)	10,000	5/11/63	300 bp	15
	CMBX NA BBB- Index	BBB-/P	(100)	10,000	5/11/63	300 bp	9
	CMBX NA BBB- Index	BBB-/P	(100)	10,000	5/11/63	300 bp	9
	CMBX NA BBB- Index	BBB-/P	(38)	10,000	5/11/63	300 bp	70
	CMBX NA BBB- Index	BBB-/P	(55)	5,000	5/11/63	300 bp	—
	CMBX NA BBB- Index	BBB-/P	(3)	1,000	5/11/63	300 bp	8

	Total		$13,257	$18,232

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2015. Securities rated by Putnam are indicated by “/P.”

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 24 Index	B+/P	$(30,986)	$432,000	6/20/20	500 bp	$(184)
	NA IG Series 23 Index	—	(64,371)	4,500,000	12/20/19	(100 bp)	12,027

	Total		$(95,357)	$11,843

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2015. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2015 through March 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $177,042,572.
(b)	The aggregate identified cost on a tax basis is $174,586,078, resulting in gross unrealized appreciation and depreciation of $25,604,367 and $3,395,306, respectively, or net unrealized appreciation of $22,209,061.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $18,916, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$—	$154,000	$154,000	$18	$—
	Putnam Short Term Investment Fund *	35,469,696	8,956,111	17,806,319	8,617	26,619,488
	Totals	$35,469,696	$9,110,111	$17,960,319	$8,635	$26,619,488
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $1,710,559, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,656,755.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $42,690,682 to cover certain derivative contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates, and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk, and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates, and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to sepcific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk, and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage backed and other asset backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $158,935 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $163,000 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$3,101,869	$1,315,254	$—
Capital goods	6,697,675	925,741	—
Communication services	1,175,241	824,317	—
Conglomerates	309,986	319,359	—
Consumer cyclicals	11,771,548	2,752,669	—
Consumer staples	6,873,320	2,013,483	—
Energy	6,404,221	882,952	200
Financials	14,290,863	4,497,752	18,916
Health care	12,262,708	2,082,305	—
Technology	15,813,504	1,139,744	—
Transportation	2,135,429	280,449	—
Utilities and power	2,235,297	662,241	—
Total common stocks	83,071,661	17,696,266	19,116
Asset-backed securities	—	1,193,000	1,765,000
Convertible bonds and notes	—	30,702	—
Convertible preferred stocks	—	30,980	—
Corporate bonds and notes	—	32,402,759	1
Foreign government and agency bonds and notes	—	1,157,999	—
Investment companies	76,511	—	—
Mortgage-backed securities	—	5,029,803	167,102
Preferred stocks	110,712	117,519	—
Senior loans	—	384,366	—
U.S. government and agency mortgage obligations	—	22,107,140	—
U.S. treasury obligations	—	71,479	—
Warrants	—	—	—
Short-term investments	27,119,488	4,243,535	—

Totals by level	$110,378,372	$84,465,548	$1,951,219

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$343,916	$—
Futures contracts	285,980	—	—
Written swap options outstanding	—	(32,438)	—
TBA sale commitments	—	(1,090,938)	—
Interest rate swap contracts	—	(47,138)	—
Total return swap contracts	—	6,759	—
Credit default contracts	—	112,175	—

Totals by level	$285,980	$(707,664)	$—

The following is a reconciliation of Level 3 assets as of the close of the reporting period:

Investments in securities:	Balance as of December 31, 2014	Accrued discounts/ premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (depreciation)#	Purchases	Sales	Net transfers in and/or out of Level 3 †	Balance as of March 31, 2015

Common stocks*:
Consumer staples	$645	$—	$(4,938)	$4,813	$—	$(520)	$—	$—
Energy	$200	—	—	—	—	—	—	200
Financials	$18,633	—	—	283	—	—	—	18,916
Total common stocks	$19,478	—	(4,938)	5,096	—	(520)	—	$19,116
Asset-backed securities	$2,958,000	$—	$—	$—	$—	$—	$(1,193,000)	$1,765,000
Corporate bonds and notes	$1	—	—	—	—	—	—	$1
Mortgage-backed securities	$—	—	—	—	—	—	167,102	$167,102

Totals:	$2,977,479	$—	$(4,938)	$5,096	$—	$(520)	$(1,025,898)	$1,951,219

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
† Transfers during the reporting period are accounted for using the end of period market value and include valuations provided by a single broker quote. Such valuations involve certain inputs and estimates that were unobservable at the end of the reporting period.
# Includes $283 related to Level 3 securities still held at period end. Total change in unrealized appreciation/(depreciation) for securities (including Level 1 and Level 2) can be found in the Statement of operations.
During the reporting period, transfers between level 1 and level 2 within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Level 3 securities, which are fair valued, are not material to the fund.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$114,208	$2,033
Foreign exchange contracts	729,883	385,967
Equity contracts	238,379	173,960
Interest rate contracts	313,224	164,480

Total	$1,395,694	$726,440

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Written swap option contracts (contract amount)		$220,000
Futures contracts (number of contracts)		500
Forward currency contracts (contract amount)		$57,800,000
Centrally cleared interest rate swap contracts (notional)		$24,900,000
OTC total return swap contracts (notional)		$19,800,000
OTC credit default contracts (notional)		$790,000
Centrally cleared credit default contracts (notional)		$4,400,000
Warrants (number of warrants)		8,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$2,082	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$2,082
	OTC Total return swap contracts*#	—	3,477	—	18,345	2,595	—	—	—	—	—	—	—	—	—	24,417
	OTC Credit default contracts*#	468	120	—	—	5,310	—	1,110	—	—	—	—	—	—	—	7,008
	Centrally cleared credit default contracts§	—	—	32,698	—	—	—	—	—	—	—	—	—	—	—	32,698
	Futures contracts§	—	—	—	—	—	—	—	—	—	32,828	—	—	—	—	32,828
	Forward currency contracts#	121,947	45,440	—	131,072	52,412	37,330	2,404	92,545	99,554	—	28,576	50,854	22,702	45,047	729,883

	Total Assets	$122,415	$49,037	$34,780	$149,417	$60,317	$37,330	$3,514	$92,545	$99,554	$32,828	$28,576	$50,854	$22,702	$45,047	$828,916

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	10,207	—	—	—	—	—	—	—	—	—	—	—	10,207
	OTC Total return swap contracts*#	—	6,190	—	—	2,927	—	8,541	—	—	—	—	—	—	—	17,658
	OTC Credit default contracts*#	—	—	—	—	1,638	—	395	—	—	—	—	—	—	—	2,033
	Centrally cleared credit default contracts§	—	—	35,344	—	—	—	—	—	—	—	—	—	—	—	35,344
	Futures contracts§	—	—	—	—	—	—	—	—	—	88,358	—	—	—	—	88,358
	Forward currency contracts#	3,207	10,683	—	92,640	5,347	5,383	18,890	16,528	25,005	—	19,015	27,337	157,325	4,607	385,967
	Written swap options#	—	—	—	—	—	—	—	—	32,438	—	—	—	—	—	32,438

	Total Liabilities	$3,207	$16,873	$45,551	$92,640	$9,912	$5,383	$27,826	$16,528	$57,443	$88,358	$19,015	$27,337	$157,325	$4,607	$572,005

	Total Financial and Derivative Net Assets	$119,208	$32,164	$(10,771)	$56,777	$50,405	$31,947	$(24,312)	$76,017	$42,111	$(55,530)	$9,561	$23,517	$(134,623)	$40,440	$256,911
	Total collateral received (pledged)##†	$119,208	$—	$—	$20,000	$50,405	$31,947	$—	$71,479	$42,111	$—	$—	$—	$(134,623)	$—
	Net amount	$—	$32,164	$(10,771)	$36,777	$—	$—	$(24,312)	$4,538	$—	$(55,530)	$9,561	$23,517	$—	$40,440

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2015